UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity

            Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 96.1%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) RB Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.61%, 2/07/17 (a)	$400	$400,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (US Bank N.A. LOC), 0.61%, 2/07/17 (a)	1,900	1,900,000
California Finance Authority RB (Sharp Chula Medical Center Project) Series 2009A VRDN (Bank of America N.A. LOC), 0.63%, 2/07/17 (a)	1,900	1,900,000
California GO Series 2011A-1 TECP (Wells Fargo Bank N.A. LOC), 0.74%, 2/16/17	2,700	2,700,000
California Health Facilities Financing Authority RB Series 2011C VRDN (Bank of MontrealLOC), 0.62%, 2/07/17 (a)	2,100	2,100,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates RB Series 2015-XF0152 VRDN (Bank of America N.A. SBPA), 0.78%, 2/07/17 (a)(b)(c)	2,190	2,190,000
California Infrastructure & Economic Development Bank RB (California Academy Sciences Project) Series 2008E VRDN (Northern Trust Company LOC), 0.50%, 2/01/17 (a)	2,500	2,500,000
California Municipal Finance Authority RB (Copper Square Apartments LP Project) Series A-1 VRDN (Federal Home Loan Bank LOC), 0.64%, 2/07/17 (a)	750	750,000
California Pollution Control Financing Authority RB (Air Products and Chemicals Inc. Project) Series 1997B VRDN, 0.61%, 2/01/17 (a)	1,900	1,900,000
California Pollution Control Financing Authority RB Series 1996C VRDN (Mizuho Bank Ltd.LOC), 0.59%, 2/01/17 (a)	1,900	1,900,000
California Statewide Communities Development Authority RB (Rady Childrens Hospital Project) Series 2008C VRDN (Northern Trust Company LOC), 0.61%, 2/07/17 (a)	2,100	2,100,000
East Bay Municipal Utility District Water System Revenue RB Series 2008A-4 VRDN (Wells Fargo Bank N.A. SBPA), 0.61%, 2/07/17 (a)	800	800,000
Eastern Municipal Water District RB Series 2014C VRDN (Wells Fargo Bank N.A. SBPA), 0.62%, 2/07/17 (a)	450	450,000
Elsinore Valley Municipal Water District COP Series 2008B VRDN (Bank of America N.A. LOC), 0.65%, 2/07/17 (a)	1,100	1,100,000
Fontana Unified School District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0111 VRDN (JPMorgan Chase Bank N.A. LOC), 0.76%, 2/07/17 (a)(b)(c)	2,000	2,000,000
Los Angeles County Housing Authority RB (Lincoln Malibu Meadows II Project) Series 2015C VRDN (FNMA Insurance SBPA), 0.58%, 2/07/17 (a)	2,299	2,299,000
Los Angeles Department of Water & Power RB Series 2002A-5 VRDN (Citibank N.A. SBPA), 0.50%, 2/01/17 (a)	1,000	1,000,000
Los Angeles Department of Water & Power RB Series 2001B-1 VRDN (Royal Bank of Canada SBPA), 0.61%, 2/07/17 (a)	250	250,000
Los Angeles Department of Water & Power RB Series 2001B-6 VRDN (Bank of America N.A. SBPA), 0.49%, 2/01/17 (a)	1,000	1,000,000
Los Angeles Department of Water & Power Waterworks RB Series 2001B-2 VRDN (Royal Bank of Canada SBPA), 0.51%, 2/01/17 (a)	100	100,000

Municipal Bonds	Par (000)	Value
California (continued)
Metropolitan Water District of Southern California RB Series 2016B-1 VRDN (Landesbank Hessen Thueringen Girozentrale SBPA), 0.56%, 2/01/17 (a)	$300	$300,000
Metropolitan Water District of Southern California RB Series 2015A-2 VRDN, 0.61%, 2/07/17 (a)	300	300,000
Metropolitan Water District of Southern California Waterworks RB Series 2005A-1 VRDN, 0.61%, 2/07/17 (a)	1,600	1,600,000
Northern California Power Agency RB Series 2008A VRDN (Bank of Montreal LOC), 0.62%, 2/07/17 (a)	1,800	1,800,000
Palomar California Community College District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.69%, 2/07/17 (a)(b)(c)	2,200	2,200,000
Riverside County RB Series 2016 TRAN, 3.00%, 6/30/17	1,900	1,916,318
Riverside County Transportation Commission RB Series 2009B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.61%, 2/07/17 (a)	1,000	1,000,000
Riverside County Transportation Commission RB Series 2016-XF2297 VRDN (Citibank N.A. SBPA), 0.69%, 2/07/17 (a)(b)	1,675	1,675,000
Sacramento Suburban Water District RB Series 2009A VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.65%, 2/07/17 (a)	100	100,000
Sacramento Transportation Authority RB Series 2015 VRDN (Mizuho Bank Ltd.SBPA), 0.63%, 2/07/17 (a)	1,300	1,300,000
San Diego County Regional Transportation Commission RB Series 2008C VRDN (Mizuho Corporate Bank SBPA), 0.63%, 2/07/17 (a)	2,000	2,000,000
San Diego Housing Authority RB (Hillside Garden Apartments Project) Series 2004C VRDN (Fannie Mae LOC, Liquidity Agreement), 0.58%, 2/07/17 (a)	1,885	1,885,000
San Diego Public Facilities Funding Authority GO TECP (Bank of America N.A. LOC), 0.73%, 4/04/17	1,000	1,000,000
Santa Clara Valley Transportation Authority RB Series 2008C VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.62%, 2/07/17 (a)	2,600	2,600,000
Upland Community Redevelopment Agency RB Series 2007 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.64%, 2/07/17 (a)	2,600	2,600,000
Total Municipal Bonds — 96.1%		51,615,318

Closed-End Investment Companies (a)
California — 3.7%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. LOC), 0.74%, 2/07/17	2,000	2,000,000
Total Investments (Cost — $53,615,318*) — 99.8%		53,615,318
Other Assets Less Liabilities — 0.2%		90,201

Net Assets — 100.0%		$53,705,519

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	1

Schedule of Investments (concluded)	California Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$53,615,318	—	$53,615,318

[1]	See above Schedule of Investments for values in the state.

During the period ended January 31, 2017, there were no transfers between levels.

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Discount Notes: (a)
0.56%, 2/09/17	$ 2,125	$ 2,124,736
0.54%, 2/10/17	25,810	25,806,513
0.55%, 2/10/17	1,160	1,159,843
0.47%, 2/15/17	26,735	26,730,113
0.50%, 2/17/17	7,490	7,488,336
0.54%, 3/07/17	11,790	11,783,987
0.50%, 3/16/17	23,710	23,695,840
0.59%, 3/30/17	36,090	36,056,286
0.57%, 4/21/17	15,000	14,981,237
0.50%, 5/04/17	33,490	33,447,207
0.64%, 6/08/17	18,070	18,029,202
0.60%, 7/11/17	800	797,867
0.86%, 11/06/17	47,590	47,273,950
0.92%, 12/11/17	20,000	19,840,022
0.86%, 1/11/18	16,095	15,962,735
Federal Farm Credit Bank Variable Rate Notes: (b)
0.78%, 2/06/17	46,409	46,409,126
0.81%, 2/13/17	4,115	4,115,074
0.78%, 2/23/17	8,599	8,599,042
0.83%, 2/27/17	16,434	16,434,785
0.77%, 3/02/17	40,745	40,745,505
0.79%, 3/16/17	17,699	17,698,162
0.75%, 3/20/17	61,750	61,749,431
0.82%, 3/24/17	1,500	1,500,086
0.80%, 3/29/17	12,700	12,701,071
0.76%, 4/04/17	30,300	30,299,735
0.82%, 4/17/17	30,258	30,262,446
0.80%, 4/26/17	4,980	4,979,344
0.82%, 5/24/17	1,155	1,154,669
0.80%, 6/05/17	39,835	39,830,629
0.76%, 6/15/17	30,000	29,997,759
0.81%, 6/20/17	28,085	28,089,873
0.46%, 7/13/17	39,125	39,123,243
0.80%, 7/14/17	10,000	10,002,261
0.81%, 8/04/17	2,055	2,054,692
0.82%, 8/29/17	250	249,827
0.78%, 10/13/17	16,675	16,663,318
0.80%, 11/13/17	5,940	5,936,436
0.90%, 12/04/17	3,000	3,000,000
0.80%, 12/08/17	1,880	1,877,984
0.81%, 1/02/18	658	657,272
0.79%, 5/17/18	9,530	9,538,731
0.87%, 9/06/18	27,300	27,298,685
Federal Home Loan Bank Bonds, 4.88%, 5/17/17	16,135	16,326,919
Federal Home Loan Bank Discount Notes: (a)
0.46%, 2/01/17	35,000	35,000,000
0.39%, 2/03/17	176,200	176,195,350
0.50%, 2/23/17	35,720	35,709,086
0.52%, 2/24/17	12,785	12,780,761
0.53%, 2/27/17	14,135	14,129,589

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes:(continued)(a)
0.52%, 3/10/17	$ 40,000	$ 39,978,622
0.53%, 3/17/17	41,330	41,303,227
0.55%, 3/22/17	25,655	25,635,864
0.55%, 3/31/17	25,990	25,966,970
0.55%, 4/03/17	21,475	21,454,986
0.58%, 4/10/17	15,915	15,897,715
0.53%, 4/17/17	36,490	36,449,270
0.54%, 4/17/17	50,000	49,944,189
0.48%, 4/19/17	31,040	31,004,591
0.54%, 4/19/17	233,532	233,265,598
0.54%, 4/21/17	30,370	30,334,012
0.57%, 5/04/17	11,865	11,864,684
0.55%, 5/12/17	27,500	27,457,986
0.55%, 5/15/17	30,065	30,017,689
0.58%, 5/22/17	36,000	35,936,750
0.57%, 6/09/17	31,155	31,091,859
0.66%, 8/03/17	33,500	33,387,607
0.73%, 10/10/17	30,500	30,344,763
0.75%, 10/18/17	28,440	28,286,543
Federal Home Loan Bank Variable Rate Notes: (b)
0.75%, 2/10/17	5,000	4,999,980
0.74%, 2/14/17	585	585,000
0.90%, 3/28/17	3,000	2,999,876
0.79%, 4/21/17	22,715	22,713,266
0.59%, 5/02/17	19,065	19,065,000
0.61%, 6/14/17	24,500	24,500,000
0.95%, 7/26/17	22,840	22,840,000
0.78%, 8/17/17	28,200	28,200,000
0.69%, 8/25/17	17,475	17,475,000
0.76%, 11/02/17	18,495	18,495,000
0.71%, 11/08/17	10,000	10,000,000
0.94%, 12/18/17	10,000	10,000,000
0.75%, 4/09/18	50,000	50,000,000
0.79%, 6/08/18	15,500	15,500,000
0.73%, 7/09/18	35,000	35,000,000
Total U.S. Government Sponsored Agency Obligations — 59.8%		2,128,284,812

Portfolio Abbreviations
AMT	Alternative Minimum Tax	IDRB	Industrial Development Revenue	RAN	Revenue Anticipation Notes	TRAN	Tax and Revenue Anticipation
BAN	Bond Anticipation Notes		Bonds	RB	Revenue Bonds		Notes
COP	Certificates of Participation	LOC	Letter of Credit	ROC	Reset Option Certificates	TECP	Tax-Exempt Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds	PCRB	Pollution Control Revenue Bond		Agreement	VRDP	Variable Rate Demand Preferred
HFA	Housing Finance Agency	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	1

Schedule of Investments (concluded)	Federal Trust Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.41% - 0.48%, 2/02/17	$455,000	$454,994,182
0.47% - 0.50%, 2/09/17	248,000	247,972,655
0.51% - 0.52%, 2/16/17	100,000	99,978,571
0.47% - 0.49%, 3/02/17	231,000	230,909,786
0.48%, 3/09/17	272,000	271,869,440
0.54%, 3/16/17	29,000	28,981,295
0.50%, 4/13/17	90,000	89,912,137

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes: (b)
0.67%, 10/31/17	$3,000	$2,998,916
0.79%, 1/31/18	5,005	5,003,956
0.66%, 1/31/19	40,000	39,999,999
Total U.S. Treasury Obligations — 41.3%		1,472,620,937
Total Investments (Cost — $3,600,905,749*) — 101.1%		3,600,905,749
Liabilities in Excess of Other Assets — (1.1)%		(40,371,590)

Net Assets — 100.0%		$3,560,534,159

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,600,905,749	—	$3,600,905,749

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Benchmark Notes:
5.38%, 6/12/17	$187,139	$190,243,247
0.88%, 8/28/17	160,000	160,172,040
1.00%, 9/27/17	640,737	641,615,640
0.88%, 10/26/17	98,800	98,774,592
Fannie Mae Bonds:
5.00%, 2/13/17	62,250	62,341,177
0.75%, 3/14/17	20,000	20,005,931
0.75%, 4/20/17	32,000	32,013,952
5.00%, 5/11/17	129,711	131,225,026
Fannie Mae Discount Notes, 0.44%,
2/14/17 (a)	98,225	98,209,393
Fannie Mae Variable Rate Notes: (b)
0.78%, 8/16/17	25,000	24,998,643
0.78%, 10/05/17	730	729,555
0.99%, 1/11/18	42,000	42,000,000
0.94%, 3/21/18	53,120	53,271,376
Federal Farm Credit Bank Discount Notes: (a)
0.56%, 2/09/17	94,620	94,608,225
0.55%, 2/10/17	42,345	42,339,178
0.47%, 3/20/17	75,000	74,953,979
0.64%, 5/17/17	50,000	49,906,667
0.58%, 6/23/17	84,055	83,862,701
0.60%, 7/11/17	6,810	6,791,840
0.67%, 8/04/17	25,000	24,914,389
Federal Farm Credit Bank Variable Rate Notes: (b)
0.78%, 2/06/17	7,866	7,866,035
0.81%, 2/13/17	885	885,018
0.78%, 2/23/17	1,701	1,701,011
0.83%, 2/27/17	1,680	1,680,047
0.77%, 3/02/17	10,845	10,845,125
0.79%, 3/16/17	7,558	7,557,642
0.75%, 3/20/17	16,995	16,994,843
0.76%, 4/04/17	9,700	9,699,915
0.82%, 4/17/17	3,442	3,442,484
0.91%, 4/24/17	112,000	111,998,684
0.80%, 4/26/17	2,730	2,729,751
0.80%, 5/08/17	205	204,926
0.82%, 5/24/17	440	439,873
0.80%, 6/05/17	17,130	17,128,146
0.88%, 6/19/17	50,000	49,999,435
0.81%, 6/20/17	9,805	9,806,701
0.46%, 7/13/17	10,875	10,874,512
0.80%, 7/19/17	200,000	199,996,083
0.82%, 7/20/17	78,410	78,408,441
0.81%, 8/04/17	845	844,873
0.82%, 8/29/17	100	99,931
0.81%, 9/05/17	282,565	282,547,807
0.89%, 9/21/17	45,000	45,000,000
0.78%, 10/13/17	5,775	5,770,954
0.83%, 11/06/17	835	834,523
0.80%, 11/13/17	2,265	2,263,756
0.90%, 12/04/17	97,000	97,000,000
0.80%, 12/08/17	740	739,206
0.81%, 1/02/18	259	258,713
0.95%, 4/04/18	158,970	158,955,345
0.87%, 9/06/18	303,385	303,370,391
0.86%, 10/19/18	150,000	150,000,000
0.82%, 12/12/18	245,000	244,976,300
0.89%, 12/14/18	160,000	159,969,990
0.85%, 12/27/18	50,000	49,990,136
0.84%, 1/08/19	125,000	125,000,000
Federal Home Loan Bank Bonds:
0.49%, 2/01/17	127,265	127,265,000
1.00%, 6/21/17	29,965	30,009,858
Federal Home Loan Bank Discount Notes: (a)
0.38%, 2/01/17	1,510,068	1,510,068,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (a) (continued)
0.39%, 2/01/17	$171,450	$171,450,000
0.42%, 2/01/17	125,000	125,000,000
0.45%, 2/01/17	125,000	125,000,000
0.51%, 2/01/17	8,900	8,900,000
0.52%, 2/01/17	80,723	80,723,000
0.53%, 2/01/17	84,000	84,000,000
0.39%, 2/03/17	200,800	201,251,076
0.48%, 2/03/17	90,875	90,417,150
0.46%, 2/08/17	600,000	599,946,567
0.47%, 2/10/17	523,240	523,173,838
0.52%, 2/10/17	1,417,000	1,416,820,825
0.40%, 2/15/17	100,000	99,982,794
0.47%, 2/15/17	25,000	24,995,698
0.48%, 2/15/17	100,000	99,982,794
0.48%, 2/17/17	99,135	99,113,123
0.50%, 2/17/17	1,120,280	1,120,032,773
0.38%, 2/21/17	144,000	143,969,600
0.52%, 2/22/17	141,000	140,957,230
0.48%, 2/24/17	550,000	549,830,279
0.53%, 2/27/17	370,000	369,859,708
0.50%, 2/28/17	100,000	99,962,500
0.48%, 3/01/17	588,900	588,679,824
0.53%, 3/03/17	100,000	99,955,833
0.53%, 3/08/17	259,825	259,691,876
0.50%, 3/10/17	32,000	31,983,556
0.53%, 3/13/17	50,000	49,970,556
0.55%, 3/15/17	75,800	75,750,773
0.56%, 3/15/17	300,000	299,805,172
0.51%, 3/17/17	420,000	419,738,200
0.55%, 3/21/17	250,000	249,818,333
0.47%, 3/31/17	150,000	149,887,625
0.50%, 4/05/17	866,000	865,243,765
0.49%, 4/07/17	250,000	249,779,271
0.48%, 4/17/17	512,000	511,490,133
0.54%, 5/03/17	40,000	39,944,674
0.55%, 5/03/17	351,665	351,178,592
0.58%, 5/04/17	101,055	101,052,311
0.58%, 5/22/17	107,670	107,480,830
0.64%, 7/26/17	147,000	146,543,381
0.63%, 7/28/17	250,000	249,225,625
0.65%, 8/02/17	200,000	199,344,800
0.73%, 10/10/17	331,000	329,315,302
0.75%, 10/18/17	350,000	348,111,458
0.93%, 12/14/17	470,000	466,163,233
Federal Home Loan Bank Variable Rate Notes: (b)
0.75%, 2/07/17	204,000	203,999,469
0.75%, 2/13/17	200,000	199,999,004
0.74%, 2/14/17	14,170	14,170,000
0.77%, 2/17/17	50,000	49,999,668
0.77%, 2/17/17	50,000	49,999,276
0.76%, 2/24/17	190,500	190,495,319
0.78%, 3/10/17	62,500	62,500,019
0.92%, 4/05/17	92,095	92,095,000
0.57%, 4/19/17	395,000	394,931,154
0.79%, 4/21/17	8,485	8,484,392
0.58%, 4/24/17	448,400	448,295,354
0.78%, 4/25/17	25,000	24,998,020
0.59%, 4/26/17	500,000	500,000,000
0.59%, 4/26/17	500,000	500,000,000
0.59%, 5/02/17	505,975	505,975,000
0.59%, 5/02/17	250,000	250,000,000
0.59%, 5/02/17	250,000	249,997,227
0.59%, 5/04/17	200,000	200,000,000
0.61%, 6/14/17	100,000	100,000,000
0.83%, 6/15/17	215,400	215,400,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	1

Schedule of Investments (continued)	FedFund

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b) (continued)
0.82%, 7/06/17	$306,565	$306,565,000
0.82%, 7/06/17	145,000	145,000,000
0.82%, 7/07/17	358,500	358,500,000
0.82%, 7/07/17	130,000	129,999,800
0.82%, 7/14/17	78,645	78,645,000
0.83%, 7/24/17	235,935	235,935,000
0.95%, 7/26/17	104,680	104,680,000
0.78%, 8/17/17	9,670	9,670,000
0.71%, 8/22/17	216,700	216,696,723
0.72%, 8/22/17	219,000	219,000,000
0.69%, 8/25/17	292,625	292,625,000
0.69%, 8/25/17	178,540	178,540,000
0.69%, 9/01/17	200,370	200,370,000
0.75%, 9/01/17	880,000	880,000,000
0.87%, 9/13/17	172,980	172,980,000
0.96%, 10/27/17	127,000	126,993,374
0.96%, 10/30/17	100,000	99,998,271
0.76%, 11/02/17	167,680	167,680,000
0.71%, 11/08/17	473,600	473,600,000
0.76%, 12/19/17	115,000	114,991,869
0.78%, 12/21/17	250,000	250,000,000
0.97%, 1/08/18	83,700	83,700,000
0.73%, 1/18/18	500,000	500,000,000
0.74%, 1/24/18	200,000	200,000,000
0.97%, 1/26/18	95,000	94,995,341
0.97%, 1/26/18	274,000	274,000,000
0.75%, 2/15/18	100,000	100,000,000
0.73%, 3/02/18	100,000	100,000,000
0.73%, 3/02/18	59,500	59,500,000
0.75%, 3/08/18	382,000	382,000,000
0.95%, 3/08/18	53,925	53,930,970
0.79%, 3/15/18	250,000	250,000,000
0.80%, 3/16/18	250,000	250,000,000
0.80%, 3/22/18	247,500	247,500,000
0.78%, 3/26/18	245,000	245,019,191
0.82%, 3/26/18	55,000	55,006,396
0.80%, 3/27/18	250,000	250,000,000
0.75%, 4/09/18	200,000	200,000,000
0.68%, 4/12/18	250,000	249,992,591
0.74%, 4/17/18	250,000	250,000,000
0.79%, 6/08/18	422,500	422,500,000
0.73%, 7/09/18	175,000	175,000,000
0.71%, 11/09/18	500,000	500,000,000
Freddie Mac Bonds:
0.88%, 2/22/17	76,311	76,320,301
1.00%, 7/28/17	71,922	72,029,474
1.00%, 9/29/17	299,103	299,517,075
0.75%, 1/12/18	70,100	69,971,407

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes: (a)
0.44%, 2/02/17	$147,340	$147,338,199
0.51%, 2/08/17	30,000	29,997,054
0.47%, 4/07/17	728,735	728,116,587
0.50%, 5/01/17	23,650	23,620,766
Freddie Mac Variable Rate Notes: (b)
0.78%, 4/20/17	18,190	18,188,938
0.82%, 4/27/17	125,000	124,994,073
0.91%, 7/21/17	137,000	136,993,436
0.98%, 1/08/18	113,360	113,360,000
0.99%, 1/12/18	100,000	100,000,000
0.97%, 3/08/18	84,000	84,000,000
Total U.S. Government Sponsored Agency Obligations — 41.3%		34,127,125,822

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.48%, 2/23/17	960,000	959,718,400
0.49%, 3/09/17	2,850,000	2,848,603,501
0.48%, 4/06/17	275,000	274,766,556
0.50%, 4/13/17	2,300,000	2,297,754,625
0.47%, 4/20/17	1,159,000	1,157,819,752
0.61%, 4/27/17	191,700	191,426,162
0.52% - 0.59%, 5/04/17	1,550,000	1,547,920,217
0.60%, 5/18/17	1,200,000	1,197,882,061
0.68%, 10/12/17	73,395	73,046,832
U.S. Treasury Notes:
3.00%, 2/28/17	109,775	109,979,363
0.63%, 5/31/17	1,671,000	1,671,173,341
0.88%, 6/15/17	150,000	150,152,985
0.88% - 4.75%, 8/15/17	179,895	183,304,222
0.67% - 1.88%, 10/31/17 (b)	827,063	828,783,402
4.25%, 11/15/17	100,500	103,196,248
0.88%, 11/30/17	63,790	63,823,923
2.63%, 1/31/18	150,000	152,463,719
Total U.S. Treasury Obligations — 16.7%		13,811,815,309

Total Repurchase Agreements — 42.5%		35,055,625,000
Total Investments (Cost — $82,994,566,131*) — 100.5%		82,994,566,131
Liabilities in Excess of Other Assets — (0.5)%		(403,236,106)

Net Assets — 100.0%		$82,591,330,025

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	FedFund

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Bank of Montreal	0.50%	1/31/17	2/01/17	$308,930	$308,930	$308,934,291	U.S. Treasury obligations, 1.75% due from 12/31/20 to 9/30/22	$315,713,200	$315,108,642
	0.52%	1/31/17	2/01/17	6,000	6,000	6,000,087	U.S. Treasury obligations, 0.00% to 2.00% due from 8/31/18 to 11/15/44	6,911,600	6,120,097

Total Bank of Montreal					$314,930				$321,228,739

Bank of Nova Scotia	0.54%	1/31/17	2/01/17	61,920	61,920	61,920,929	U.S. Treasury obligations, 3.63% to 6.13% due from 4/15/28 to 8/15/29	34,014,700	63,159,406
Barclays Capital, Inc.	0.54%	1/31/17	2/01/17	325,000	325,000	325,004,875	U.S. Treasury obligations, 0.00% to 2.25% due from 8/15/17 to 11/15/46	331,939,676	331,500,058
BNP Paribas Securities Corp.	0.54%	1/31/17	2/01/17	908,000	908,000	908,013,620	U.S. Treasury obligations, 0.00% to 3.13% due from 7/31/17 to 11/15/45	999,231,176	926,160,000
	0.56%	1/31/17	2/01/17	45,000	45,000	45,000,700	U.S. government sponsored agency obligations, 0.10% to 6.06% due from 1/25/22 to 8/20/46	76,281,217	45,965,232
	0.55%(a)	1/06/17	2/03/17	700,000	700,000	700,299,444	U.S. Treasury obligations, 0.00% to 8.13% due from 9/30/17 to 5/15/42	700,062,899	714,000,000
	0.55%(a)	1/05/17	2/03/17	617,500	617,500	617,773,587	U.S. Treasury obligations, 0.00% to 8.88% due from 3/15/17 to 5/15/44	613,033,981	629,850,000
	0.52%	1/27/17	2/03/17	500,000	500,000	500,050,556	U.S. government sponsored agency obligation and U.S. Treasury obligation, 0.00% to 8.00% due from 3/15/17 to 4/20/65	2,555,330,866	520,549,382

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	3

Schedule of Investments (continued)	FedFund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.73%(a)	1/31/17	2/07/17	$600,000	$600,000	$600,085,167	U.S. government sponsored agency obligations, 0.10% to 7.23% due from 10/25/20 to 8/25/54	$3,206,051,082	$620,973,647
	0.54%(a)	1/10/17	2/10/17	614,000	614,000	614,285,510	U.S. Treasury obligations, 0.00% to 8.00% due from 5/25/17 to 8/15/40	603,296,900	626,280,036
	0.52%(a)	1/13/17	2/10/17	324,000	324,000	324,131,040	U.S. Treasury obligations, 0.00% to 2.75% due from 11/15/17 to 5/15/42	319,940,165	330,480,000
	0.52%(a)	1/11/17	2/10/17	306,950	306,950	307,083,012	U.S. Treasury obligations, 0.00% to 8.75% due from 2/16/17 to 8/15/45	303,761,440	313,089,000
	0.93%(a)	1/31/17	3/07/17	100,000	100,000	100,090,417	U.S. government sponsored agency obligations, 0.00% to 7.23% due from 3/25/22 to 9/25/46	437,302,147	108,433,618

Total BNP Paribas Securities Corp.					$4,715,450				$4,835,780,915

Citigroup Global Markets, Inc.	0.54%(b)	1/31/17	2/01/17	74,000	74,000	74,001,110	U.S. Treasury obligations, 1.88% to 3.00% due from 1/31/22 to 11/15/44	77,175,089	75,480,016
	0.56%	1/31/17	2/01/17	30,000	30,000	30,000,467	U.S. Treasury obligations, 0.63% to 2.13% due from 4/30/18 to 1/31/21	30,636,700	30,600,025
	0.54%	1/31/17	2/07/17	126,000	126,000	126,013,230	U.S. Treasury obligations, 1.25% to 1.75% due from 11/15/18 to 5/15/23	130,539,800	128,520,047

Total Citigroup Global Markets, Inc.					$230,000				$234,600,088

Credit Agricole Corporate & Investment Bank	0.55%	1/31/17	2/01/17	110,000	110,000	110,001,681	U.S. Treasury obligation, 3.63% due at 8/15/43	100,115,100	112,200,035
Credit Agricole Corporate and Investment Bank SA	0.54%	1/31/17	2/01/17	1,305,000	1,305,000	1,305,019,575	U.S. Treasury obligations, 1.50% to 5.38% due from 11/15/18 to 2/15/31	1,252,579,697	1,331,100,007

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	FedFund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	0.54%	1/31/17	2/01/17	$600,000	$600,000	$600,009,000	U.S. Treasury obligation, 1.75% due at 1/31/23	$626,587,600	$612,000,014
	0.53%	1/26/17	2/02/17	306,000	306,000	306,031,535	U.S. Treasury obligations, 1.38% to 2.00% due from 1/31/21 to 2/15/23	315,982,600	312,120,046

Total Credit Agricole Corporate and Investment Bank SA					$2,211,000				$2,255,220,067

Deutsche Bank Securities, Inc.	0.53%	1/31/17	2/01/17	250,000	250,000	250,003,681	U.S. Treasury obligations, 2.88% to 3.13% due from 5/15/21 to 5/15/43	254,201,600	255,000,076
	0.54%	1/31/17	2/01/17	250,000	250,000	250,003,750	U.S. Treasury obligations, 1.38% to 7.13% due from 4/30/21 to 2/15/23	227,217,500	255,000,077

Total Deutsche Bank Securities, Inc.					$500,000				$510,000,153

Federal Reserve Bank of New York	0.50%	1/31/17	2/01/17	5,500,000	5,500,000	5,500,076,389	U.S. Treasury obligations, 1.13% to 2.75% due from 2/28/21 to 11/15/42	5,756,053,300	5,500,076,427

Goldman Sachs & Co.	0.55%	1/31/17	2/01/17	363,000	363,000	363,005,546	U.S. government sponsored agency obligations, 2.07% to 18.89% due from 12/01/20 to 7/01/46	637,553,932	378,396,256
	0.54%	1/31/17	2/01/17	15,000	15,000	15,000,225	U.S. Treasury obligations, 0.00% due from 11/15/34 to 5/15/41	28,191,286	15,300,040
	0.94%	12/16/16	2/07/17	1,114,500	1,114,500	1,116,042,344	U.S. government sponsored agency obligations, 0.00% to 9.42% due from 4/15/21 to 1/15/55	10,761,849,045	1,187,684,328

Total Goldman Sachs & Co.					$1,492,500				$1,581,380,624

HSBC Securities (USA) Inc.	0.53%(c)	1/31/17	2/01/17	380,000	380,000	380,005,594	U.S. government sponsored agency obligations, 2.50% to 5.00% due from 4/01/25 to 2/01/47	412,267,349	391,404,839

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	5

Schedule of Investments (continued)	FedFund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

	0.52%(c)	1/31/17	2/01/17	$335,000	$335,000	$335,004,839	U.S. Treasury obligations, 1.63% to 2.88% due from 2/15/26 to 5/15/43	$352,562,300	$341,702,052
	0.51%	1/25/17	2/01/17	189,000	189,000	189,018,742	U.S. Treasury obligation, 1.25% due at 10/31/21	198,145,000	192,784,536
	0.50%	1/31/17	2/01/17	145,195	145,195	145,197,017	U.S. Treasury obligation, 0.00% due at 3/16/17	148,180,000	148,099,980
	0.53%	1/31/17	2/01/17	36,000	36,000	36,000,530	U.S. government sponsored agency obligations, 3.50% to 4.00% due from 1/01/43 to 1/01/47	41,925,792	37,081,858
	0.52%	1/31/17	2/07/17	759,530	759,530	759,606,797	U.S. Treasury obligations, 1.63% to 9.13% due from 5/15/18 to 5/15/45	746,452,100	774,721,714

Total HSBC Securities (USA) Inc.					$1,844,725				$1,885,794,979

JPMorgan Securities LLC	0.56%	1/31/17	2/01/17	1,000,000	1,000,000	1,000,015,556	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 6.00% due from 2/01/17 to 5/15/59	1,075,272,156	1,028,556,974
	0.54%	1/31/17	2/01/17	1,000,000	1,000,000	1,000,015,000	U.S. Treasury obligations, 0.63% to 2.13% due from 3/31/18 to 5/15/23	1,024,004,400	1,020,003,757
	0.63%(c)	1/31/17	2/01/17	350,000	350,000	350,006,125	U.S. government sponsored agency obligations, 1.08% to 6.77% due from 10/20/32 to 8/20/46	2,446,994,596	377,982,891
	0.54%	1/31/17	2/01/17	331,000	331,000	331,004,965	U.S. Treasury obligations, 0.00% due from 11/15/21 to 8/15/46	541,285,270	337,623,539
	0.78%(a)	1/31/17	2/07/17	500,000	500,000	500,075,833	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 4.63% due from 2/01/17 to 11/15/45	544,920,552	513,555,031

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	FedFund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.85%	1/18/17	4/18/17	$100,000	$100,000	$100,212,500	U.S. government sponsored agency obligations, 2.50% to 7.00% due from 5/25/20 to 5/25/45	$3,133,539,283	$103,000,032

Total JPMorgan Securities LLC					$3,281,000				$3,380,722,224
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.54%	1/31/17	2/01/17	500,000	500,000	500,007,500	U.S. Treasury obligations, 0.00% to 4.63% due from 11/30/21 to 11/15/44	562,549,400	510,000,043
	0.54%	1/31/17	2/01/17	70,000	70,000	70,001,050	U.S. Treasury obligation, 2.00% due at 8/15/25	73,215,400	71,400,008
	0.55%	1/31/17	2/01/17	35,000	35,000	35,000,535	U.S. government sponsored agency obligations, 2.55% to 4.47% due from 3/25/43 to 12/20/66	297,937,300	38,838,424
	0.54%	1/31/17	2/01/17	1,000	1,000	1,000,015	U.S. Treasury obligation, 1.88% due at 1/31/22	1,023,200	1,020,003
	0.63%	1/26/17	2/02/17	308,500	308,500	308,537,791	U.S. government sponsored agency obligations, 3.50% to 4.50% due from 3/01/46 to 1/01/47	326,271,099	317,755,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$914,500				$939,013,478
Mizuho Securities USA, Inc.	0.56%	1/31/17	2/01/17	240,000	240,000	240,003,733	U.S. Treasury obligations, 0.00% to 2.25% due from 6/08/17 to 1/31/24	245,317,300	244,800,041
	0.54%(a)	1/13/17	2/13/17	400,000	400,000	400,186,000	U.S. government sponsored agency obligations, 0.43% to 7.65% due from 5/01/25 to 7/20/66	4,269,658,150	432,222,052
	0.91%(a)	1/31/17	3/07/17	750,000	750,000	750,663,542	U.S. government sponsored agency obligations, 3.00% to 18.84% due from 2/01/24 to 2/01/47	1,374,377,080	774,923,377

Total Mizuho Securities USA, Inc.					$1,390,000				$1,451,945,470

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	7

Schedule of Investments (continued)	FedFund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Morgan Stanley & Co. LLC	0.51%	1/31/17	2/01/17	$81,000	$81,000	$81,001,148	U.S. government sponsored agency obligation, 3.50% due at 12/20/46	$79,679,474	$82,620,001
MUFG Securities Americas, Inc.	0.53%	1/31/17	2/01/17	1,404,000	1,404,000	1,404,020,670	U.S. government sponsored agency obligations, 1.83% to 7.46% due from 9/01/17 to 6/15/57	4,405,384,837	1,447,864,310
	0.52%	1/31/17	2/01/17	100,000	100,000	100,001,444	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 6.63% due from 6/08/17 to 2/15/27	101,147,308	102,000,001
	0.56%(a)	1/31/17	2/07/17	350,000	350,000	350,038,111	U.S. Treasury obligations, 0.00% to 6.63% due from 11/09/17 to 5/15/45	442,187,400	357,000,004

Total MUFG Securities Americas, Inc.					$1,854,000				$1,906,864,315
National Australia Bank Limited	0.53%	1/31/17	2/01/17	513,750	513,750	513,757,564	U.S. Treasury obligation, 0.13% due at 4/15/20	500,000,000	524,025,000
Nomura Securities	0.58%	1/31/17	2/01/17	2,600,000	2,600,000	2,600,041,889	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 9.00% due from 5/01/17 to 1/01/67	4,564,328,927	2,653,479,014
PNC Bank N.A.	0.56%(d)	1/31/17	2/01/17	65,900	65,900	65,901,025	U.S. Treasury obligation, 3.50% due at 1/01/45	72,586,064	74,227,961
Prudential Insurance Company of America	0.56%	1/31/17	2/01/17	106,962	106,962	106,964,164	U.S. Treasury obligation, 0.00% due at 5/15/39	215,000,000	109,101,750
	0.56%	1/31/17	2/01/17	63,563	63,563	63,563,489	U.S. Treasury obligation, 0.00% due at 11/15/43	150,000,000	64,833,000
	0.56%	1/31/17	2/01/17	55,413	55,413	55,413,362	U.S. Treasury obligation, 0.00% due at 5/15/38	110,000,000	56,521,300
	0.56%	1/31/17	2/01/17	46,500	46,500	46,500,723	U.S. Treasury obligation, 2.75% due at 11/15/42	50,000,000	47,430,000
	0.56%	1/31/17	2/01/17	37,375	37,375	37,375,581	U.S. Treasury obligation, 0.00% due at 8/15/27	50,000,000	38,122,500
	0.56%	1/31/17	2/01/17	36,640	36,640	36,640,570	U.S. Treasury obligation, 0.00% due at 11/15/34	64,000,000	37,372,800

8	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	FedFund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.56%	1/31/17	2/01/17	$32,062	$32,062	$32,062,999	U.S. Treasury obligation, 0.00% due at 8/15/43	$75,000,000	$32,703,750
	0.56%	1/31/17	2/01/17	28,250	28,250	28,250,439	U.S. Treasury obligation, 0.00% due at 5/15/35	50,000,000	28,815,000
	0.56%	1/31/17	2/01/17	27,625	27,625	27,625,430	U.S. Treasury obligation, 0.00% due at 11/15/35	50,000,000	28,177,500
	0.56%	1/31/17	2/01/17	21,175	21,175	21,175,329	U.S. Treasury obligation, 0.00% due at 5/15/33	35,000,000	21,598,500

Total Prudential Insurance Company of America					$455,565				$464,676,100
RBC Capital Markets LLC	0.53%	1/31/17	2/01/17	24,000	24,000	24,000,353	U.S. government sponsored agency obligations, 1.80% to 14.84% due from 9/15/33 to 12/20/46	950,009,516	25,679,034
	0.91%(a)	1/31/17	3/07/17	825,000	825,000	825,729,896	U.S. government sponsored agency obligations, 0.00% to 10.64% due from 3/25/18 to 1/25/47	11,821,950,770	887,726,887

Total RBC Capital Markets LLC					$849,000				$913,405,921
Societe Generale SA	0.53%	1/31/17	2/01/17	30,000	30,000	30,000,442	U.S. Treasury obligations, 2.25% to 2.38% due from 1/31/24 to 8/15/24	30,584,700	30,600,077
	0.52%	1/30/17	2/06/17	318,500	318,500	318,532,204	U.S. Treasury obligations, 0.00% to 2.88% due from 5/15/17 to 8/15/44	321,896,670	324,870,000
	0.56%(a)	1/31/17	2/07/17	300,000	300,000	300,032,667	U.S. Treasury obligations, 0.13% to 7.25% due from 4/15/17 to 11/15/45	291,420,705	306,000,000
	0.54%(a)	1/06/17	2/10/17	570,885	570,885	571,184,715	U.S. Treasury obligations, 0.13% to 4.50% due from 12/31/17 to 2/15/43	520,520,800	582,302,703
	0.58%(a)	1/04/17	4/03/17	1,111,000	1,111,000	1,112,593,051	U.S. Treasury obligations, 0.00% to 8.00% due from 2/16/17 to 11/15/46	1,022,668,047	1,133,220,092

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	9

Schedule of Investments (continued)	FedFund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.60%(a)	1/20/17	4/20/17	$700,000	$700,000	$701,050,000	U.S. government sponsored agency obligation and U.S. Treasury obligations, 0.00% to 7.63% due from 2/28/17 to 2/15/44	$710,852,400	$714,000,067

Total Societe Generale SA					$3,030,385				$3,090,992,939
TD Securities, Inc.	0.55%	1/31/17	2/01/17	499,000	499,000	499,007,624	U.S. government sponsored agency obligations, 2.00% to 8.50% due from 1/01/18 to 11/20/64	1,199,611,588	513,771,348
Wells Fargo Securities LLC	0.54%(b)	1/31/17	2/01/17	625,000	625,000	625,009,375	U.S. Treasury obligations, 0.00% to 3.88% due from 3/02/17 to 5/15/46	645,968,875	637,500,030
	0.54%	1/25/17	2/01/17	624,000	624,000	624,065,520	U.S. government sponsored agency obligations, 2.00% to 5.50% due from 6/01/18 to 1/01/47	1,038,357,314	642,720,000
	0.55%(c)	1/31/17	2/01/17	450,000	450,000	450,006,875	U.S. government sponsored agency obligations, 1.78% to 6.50% due from 3/01/18 to 2/01/47	920,619,329	463,500,000
	0.56%	1/31/17	2/07/17	517,000	517,000	517,056,296	U.S. government sponsored agency obligations, 2.00% to 6.50% due from 2/25/17 to 2/01/47	934,357,032	532,510,000

Total Wells Fargo Securities LLC					$2,216,000				$2,276,230,030

Total					$35,055,625				$35,902,915,292

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Traded in a joint account.

(c)	Variable rate security. Rate as of period end.

(d)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2016	Par Purchased	Par Sold	Par held at January 31, 2017	Income
PNC Bank N.A.	—	$9,227,100,000	$9,161,198,975	$65,901,025	$143,202

10	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (concluded)	FedFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$82,994,566,131	—	$82,994,566,131

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	11

Schedule of Investments January 31, 2017 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.3%
Alabama Federal Aid Highway Finance Authority Tender Option Bond Trust Receipts Certificates RB Series 2016-XF2373 VRDN (Citibank N.A. SBPA), 0.71%, 2/07/17 (a)(b)(c)	$5,000	$5,000,000
Mobile Downtown Redevelopment Authority RB (Austal USA LLC Project) Series 2011A VRDN (Bank of America N.A. LOC), 0.70%, 2/07/17 (c)	20,000	20,000,000
Tuscaloosa County Industrial Development Authority RB (Hunt Refining Co. Project) Series 2011A VRDN (JPMorgan Chase Bank N.A. LOC), 0.67%, 2/07/17 (c)	25,500	25,500,000
Tuscaloosa County Industrial Development Authority RB (Hunt Refining Co. Project) Series 2011F VRDN (JPMorgan Chase Bank N.A. LOC), 0.66%, 2/07/17 (c)	20,000	20,000,000
Tuscaloosa County Industrial Development Authority RB (Hunt Refining Co. Project) Series 2011H VRDN (JPMorgan Chase Bank N.A. LOC), 0.70%, 2/07/17 (c)	6,000	6,000,000
Tuscaloosa County Industrial Development Authority RB (Hunt Refining Co. Project) Series G VRDN (JPMorgan Chase Bank N.A. LOC), 0.66%, 2/07/17 (c)	6,000	6,000,000
Tuscaloosa County Industrial Development Authority RB (Hunt Refining Co. Project) Series K VRDN (JPMorgan Chase Bank N.A. LOC), 0.66%, 2/07/17 (c)	6,000	6,000,000

		88,500,000
Alaska — 2.1%
Alaska Housing Finance Corp. RB Series 2009A VRDN, 0.64%, 2/07/17 (c)	2,000	2,000,000
Alaska Housing Finance Corp. RB Series 2009A VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.64%, 2/07/17 (c)	8,500	8,500,000
Alaska Housing Finance Corp. RB Series 2009B VRDN (Wells Fargo Bank N.A. SBPA), 0.64%, 2/07/17 (c)	45,100	45,100,000

		55,600,000
Arizona — 0.3%
Arizona State University RB Series A VRDN, 0.61%, 2/07/17 (c)	2,850	2,850,000
Industrial Development Authority of the City of Phoenix RB (Mayo Clinic Project) Series 2014B VRDN (Wells Fargo Bank N.A. SBPA), 0.58%, 2/01/17 (c)	5,400	5,400,000

		8,250,000
California — 10.7%
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-XG0019 VRDN (Bank of America N.A. SBPA), 0.71%, 2/07/17 (a)(b)(c)	5,250	5,250,000
California Finance Authority RB (Sharp Chula Medical Center Project) Series 2009A VRDN (Bank of America N.A. LOC), 0.63%, 2/07/17 (c)	11,160	11,160,000
California GO Series 2005A-2-1 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.64%, 2/07/17 (c)	49,625	49,625,000
California GO Series 2011A-1 TECP (Wells Fargo Bank N.A. LOC), 0.74%, 2/16/17	12,800	12,799,872
California Health Facilities Financing Authority RB Series 2011C VRDN (Bank of MontrealLOC), 0.62%, 2/07/17 (c)	500	500,000

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates RB Series 2015-XF0152 VRDN (Bank of America N.A. SBPA), 0.78%, 2/07/17 (a)(b)(c)	$1,500	$1,500,000
California School Cash Reserve Program Authority GO Series 2016B MB, 2.00%, 6/30/17	4,500	4,524,750
California School Cash Reserve Program Authority GO Series 2016D MB, 2.00%, 6/30/17	2,100	2,109,975
California Statewide Communities Development Authority RB (Rady Childrens Hospital Project ) Series 2008C VRDN (Northern Trust Company LOC), 0.61%, 2/07/17 (c)	5,790	5,790,000
California Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF2171 VRDN (Citibank N.A. LOC), 0.69%, 2/07/17 (a)(b)(c)	800	800,000
East Bay Municipal Utility District Water System Revenue RB Series 2008-A1 VRDN (Wells Fargo Bank N.A. SBPA), 0.61%, 2/07/17 (c)	3,500	3,500,000
Eastern Municipal Water District RB MB, 0.85%, 3/13/17	9,000	9,000,000
Eastern Municipal Water District RB Series 2014C VRDN (Wells Fargo Bank N.A. SBPA), 0.62%, 2/07/17 (c)	9,550	9,550,000
Fontana Unified School District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0111 VRDN (JPMorgan Chase Bank N.A. LOC), 0.76%, 2/07/17 (a)(b)(c)	5,100	5,100,000
Kern County RB Series 2016-17 MB, 2.00%, 3/15/17	1,375	1,377,049
Kern County RB Series 2016-17 TRAN, 3.00%, 6/30/17	2,500	2,524,350
Los Angeles County GO Series 2016-17 TRAN, 3.00%, 6/30/17	4,000	4,039,960
Los Angeles County Schools RB Series A-2 TRAN, 2.00%, 6/01/17	7,000	7,030,590
Los Angeles County Schools RB Series A-3 TRAN, 2.00%, 6/30/17	1,050	1,054,819
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Royal Bank of Canada SBPA), 0.61%, 2/07/17 (c)	6,800	6,800,000
Los Angeles GO Series 2016B TRAN, 3.00%, 6/29/17	8,000	8,079,440
Mountain View-Whisman School District Tender Option Bond Trust Receipts/Certificates GO Series 2016-XF2225 VRDN (Citibank N.A. SBPA), 0.69%, 2/07/17 (a)(b)(c)	4,800	4,800,000
Orange County Housing Authority RB (Oasis Martinique LLC Project) Series 1998 VRDN (Fannie Mae Liquidity/Guarantee), 0.70%, 2/07/17 (c)	28,900	28,900,000
Palomar Community Collage District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A.SBPA), 0.69%, 2/07/17 (a)(b)(c)	5,300	5,300,000
Riverside County RB Series 2016 TRAN, 3.00%, 6/30/17	34,605	34,937,554
San Diego County Regional Transportation Commission RB Series 2008C VRDN (Mizuho Corporate Bank SBPA), 0.63%, 2/07/17 (c)	500	500,000
University of California RB Series 2013AL-4 VRDN, 0.61%, 2/07/17 (c)	56,580	56,580,000

		283,133,359

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	1

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Colorado — 1.9%
Colorado GO Series 2016 MB, 2.00%, 6/27/17	$10,000	$10,051,500
Colorado RB Series 2016A TRANS, 3.00%, 6/27/17	15,000	15,132,150
Colorado State Education Loan Program RB Series 2016B TRAN, 5.00%, 6/29/17	21,110	21,476,681
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.68%, 2/07/17 (c)	3,705	3,705,000

		50,365,331
Connecticut — 1.3%
Capital City Economic Development Authority RB Series 2004B VRDN (Bank of America N.A. SBPA), 0.75%, 2/07/17 (c)	3,170	3,170,000
Connecticut Housing Finance Authority RB Series 2011E-3 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.67%, 2/07/17 (c)	4,590	4,590,000
Connecticut Housing Finance Authority RB Series 2016A-3 VRDN (Royal Bank of Canada LOC), 0.66%, 2/07/17 (c)	400	400,000
Connecticut Housing Finance Authority RB VRDN (Landesbank Hessen Thueringen Girozentrale SBPA), 0.67%, 2/07/17 (c)	17,000	17,000,000
Connecticut Special Tax Revenue RB Series A MB, 5.00%, 9/01/17	9,720	9,953,960

		35,113,960
Delaware — 0.0%
Delaware State Economic Development Authority RB Series 1997 VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17 (c)	1,125	1,125,000
District of Columbia — 1.0%
District of Columbia RB Georgetown University Project Series 2007B-2 VRDN (Bank of America N.A. LOC), 0.67%, 2/07/17 (c)	8,140	8,140,000
District of Columbia RB Series 2007-C1 VRDN (Sumitono Mitsui LOC), 0.68%, 2/07/17 (c)	10,675	10,675,000
District of Columbia Water & Sewer Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-X VRDN (JPMorgan Chase Bank N.A. SBPA), 0.74%, 2/07/17 (a)(b)(c)	6,675	6,675,000

		25,490,000
Florida — 2.7%
Escambia County Health Facilities Authority RB (Azalea Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.78%, 2/01/17 (c)	2,900	2,900,000
Halifax Hospital Medical Center RB VRDN (JPMorgan Chase Bank N.A. LOC), 0.66%, 2/07/17 (c)	9,000	9,000,000
JEA Water & Sewer System Revenue RB Series 2008 B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.67%, 2/07/17 (c)	11,900	11,900,000
Orange County Health Facilities Authority RB (Nemours Foundation Project) Series 2009C-1 VRDN (TD Bank N.A. LOC), 0.66%, 2/07/17 (c)	5,000	5,000,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.91%, 8/29/17 (c)	1,100	1,100,000

Municipal Bonds	Par (000)	Value
Florida (continued)
Palm Beach County RB (Pine Crest Preparatory School Inc. Project) Series 2012B VRDN (TD Bank N.A. LOC), 0.64%, 2/07/17 (c)	$22,455	$22,455,000
Sunshine State Governmental Financing Commission RB Series 2010B VRDN (MUFG Union Bank N.A. LOC), 0.67%, 2/07/17 (c)	17,905	17,905,000

		70,260,000
Georgia — 2.3%
Gainesville & Hall County Development Authority RB (ACTS Retirement-Life Communities Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.78%, 2/01/17 (c)	23,390	23,390,000
Glynn-Brunswick Memorial Hospital Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.64%, 2/07/17 (c)	11,200	11,200,000
Monroe County Development Authority RB (Oglethorpe Power Corporation Project) Series 2009B VRDN (JPMorgan Chase Bank N.A. LOC), 0.66%, 2/07/17 (c)	2,400	2,400,000
Municipal Electric Authority of Georgia RB Series 2008B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.64%, 2/07/17 (c)	22,850	22,850,000

		59,840,000
Hawaii — 0.1%
Hawaii Tender Option Bond Trust Receipts/Certificates GO Series 2016XF VRDN (Royal Bank of Canada Liquidity Agreement), 0.72%, 2/07/17 (a)(b)(c)	1,900	1,900,000
Idaho — 0.3%
Idaho GO TAN, 2.00%, 6/30/17	3,350	3,366,616
Idaho Housing & Finance Association RB (Traditions at Boise LLC Project) Series 2011A VRDN (Federal Home Loan Mortgage Corporation LOC), 0.68%, 2/07/17 (c)	5,320	5,320,000

		8,686,616
Illinois — 6.9%
Hampshire Special Service Area JPMorgan Chase Putters/Drivers Trust RB Series 4048 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.88%, 2/07/17 (a)(b)(c)	9,085	9,085,000
Illinois Finance Authority Puttable Floating Option Tax-Exempt Receipts RB (Bank of America N.A. Guaranty) Series PT-4702 VRDN, 0.85%, 2/07/17 (a)(c)	8,690	8,690,000
Illinois Finance Authority RB (Advocate Health Care Network Project) Series 2008C-2B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.69%, 2/07/17 (c)	45,900	45,900,000
Illinois Finance Authority RB (Herman M Finch University Health Services Project) Series 2003 VRDN (JPMorgan Chase Bank N.A. LOC), 0.67%, 2/07/17 (c)	14,380	14,380,000
Illinois Finance Authority RB (Northshore University Health System Project) VRDN (Wells Fargo Bank N.A. SBPA), 0.64%, 2/07/17 (c)	8,530	8,530,000
Illinois Finance Authority RB (Northwestern University Project) VRDN, 0.62%, 2/07/17 (c)	17,005	17,005,000

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority RB Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.66%, 2/07/17 (c)	$6,800	$6,800,000
Illinois Highway Authority Tender Option Bond Trust Receipt Floaters RB Series 2015-XF2202 VRDN (Citibank N.A. Liquidity Agreement), 0.69%, 2/07/17 (a)(b)(c)	1,140	1,140,000
Illinois State Toll Highway Authority RB Series 2007A1-A VRDN (Landesbank Hessen Thueringen Girozentrale LOC), 0.71%, 2/07/17 (c)	15,000	15,000,000
Illinois State Toll Highway Authority RB Series A-1B VRDN (Bank of America N.A. LOC), 0.66%, 2/07/17 (c)	56,220	56,220,000

		182,750,000
Indiana — 1.1%
City of Rockport RB (AEP Generating Co. Project) Series 1995B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.74%, 2/07/17 (c)	22,200	22,200,000
Indiana Finance Authority RB (Indiana University Health Project) Series 2016B VRDN (BMO Harris Bank N.A. LOC), 0.63%, 2/07/17 (c)	4,350	4,350,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.81%, 2/07/17 (a)(c)	2,930	2,930,000

		29,480,000
Iowa — 4.4%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.87%, 2/07/17 (c)	55,940	55,940,000
Iowa Finance Authority RB (Midamerican Energy Company Project) Series 2016A VRDN, 0.67%, 2/07/17 (c)	19,000	19,000,000
Iowa Finance Authority RB (Midamerican Energy Company Project) Series B VRDN, 0.67%, 2/07/17 (c)	24,225	24,225,000
Iowa Finance Authority RB 2015 VRDN (Federal Home Loan Bank SBPA), 0.67%, 2/07/17 (c)	8,600	8,600,000
Iowa Finance Authority RB Series 2016E VRDN (Federal Home Loan Bank SBPA), 0.66%, 2/07/17 (c)	7,500	7,500,000

		115,265,000
Kansas — 0.5%
Burlington Environmental Improvement RB Series 2007B (Power & Light Project) VRDN (JPMorgan Chase Bank N.A. LOC), 0.69%, 2/07/17 (c)	12,500	12,500,000
Kentucky — 1.9%
Louisville & Jefferson County Metropolitan Sewer District RB Series 2016 BAN, 3.50%, 11/15/17	50,000	51,006,000
Louisiana — 3.1%
Ascension Parish Industrial Development Board Inc. RB (BASF Corp. Project) Series 2009 VRDN, 0.71%, 2/07/17 (c)	8,000	8,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority RB (BASF SE Project) Series 2000B VRDN, 0.71%, 2/07/17 (c)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.61%, 2/01/17 (c)	8,800	8,800,000

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.66%, 2/07/17 (c)	$2,000	$2,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2009 VRDN, 0.66%, 2/07/17 (c)	10,000	10,000,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) Series 2010 VRDN, 0.66%, 2/07/17 (c)	7,000	7,000,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) VRDN, 0.61%, 2/01/17 (c)	4,100	4,100,000
Louisiana Public Facilities Authority RB (Air Products and Chemicals Inc. Project) Series 2004 VRDN, 0.66%, 2/07/17 (c)	7,150	7,150,000
Louisiana Public Facilities Authority RB (Air Products and Chemicals Inc. Project) Series 2008-C VRDN, 0.61%, 2/01/17 (c)	27,600	27,600,000

		82,150,000
Maryland — 1.7%
Baltimore County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17 (c)	2,085	2,085,000
Maryland Community Development Administration RB Series 2007-J VRDN (TD Bank N.A. SBPA), 0.64%, 2/07/17 (c)	13,705	13,705,000
Maryland Economic Development Corp. RB (Howard Hugh Medical Institute Project ) Series 2 VRDN, 0.65%, 2/07/17 (c)	1,550	1,550,000
Maryland GO MB, 5.00%, 3/15/17	1,135	1,140,641
Maryland Health & Higher Educational Facilities Authority RB Series 1985B VRDN (TD Bank N.A. LOC), 0.63%, 2/07/17 (c)	5,200	5,200,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II-R-11415 VRDN (Citibank N.A. Liquidity Facility), 0.86%, 2/07/17 (a)(b)(c)	10,940	10,940,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17 (c)	9,435	9,435,000

		44,055,641
Massachusetts — 7.5%
Commonwealth of Massachusetts GO MB, 2.00%, 4/24/17	13,800	13,840,434
Danvers GO MB, 1.50%, 8/18/17	4,500	4,513,815
Gloucester GO Series 2017 MB, 2.00%, 2/02/18	4,796	4,842,761
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.75%, 8/29/17 (c)	13,650	13,650,000
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.70%, 2/07/17 (a)(b)(c)	39,080	39,080,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB Series 2010A-1 VRDN (TD Bank N.A. SBPA), 0.63%, 2/07/17 (c)	26,175	26,175,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB Series A-7 VRDN (TD Bank N.A. SBPA), 0.63%, 2/07/17 (c)	37,425	37,425,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.66%, 2/07/17 (c)	750	750,000
RBC Municipal Products Inc. Trust RB Series VRDN, 0.68%, 2/07/17 (a)(c)	18,435	18,435,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	3

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Town of Scituate GO BAN, 2.00%, 2/02/18	$8,018	$8,096,175
University of Massachusetts Building Authority RB Series 2011-1 VRDN (Wells Fargo Bank N.A. LOC), 0.64%, 2/07/17 (c)	17,400	17,400,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.75%, 8/29/17 (c)	11,500	11,500,000
University of Massachusetts Building Authority RB Series 2017-3 MB, 3.00%, 11/01/17	2,920	2,965,377

		198,673,562
Michigan — 0.3%
Kent Hospital Finance Authority RB (Spectrum Health Project ) Series 2008C VRDN (Bank of New York Mellon LOC), 0.67%, 2/07/17 (c)	7,540	7,540,000
Minnesota — 1.1%
Housing & Redevelopment Authority of The City of St Paul Minnesota RB (Allina Health System) Series 2009C VRDN (Wells Fargo Bank N.A. LOC), 0.64%, 2/07/17 (c)	5,700	5,700,000
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.68%, 2/07/17 (a)(c)	14,600	14,600,000
Minnesota 911 Services Revenue RB Series 2016 MB, 5.00%, 6/01/17	9,000	9,127,890

		29,427,890
Mississippi — 2.3%
County of Jackson RB Series 1993 VRDN, 0.59%, 2/01/17 (c)	13,200	13,200,000
Mississippi Business Finance Corp. RB (Chevron Corp. Project) VRDN, 0.59%, 2/01/17 (c)	100	100,000
Mississippi Business Finance Corp. RB (Chevron USA Inc. Project) Series 2009C VRDN, 0.59%, 2/01/17 (c)	6,250	6,250,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.59%, 2/01/17 (c)	16,230	16,230,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2009G VRDN, 0.59%, 2/01/17 (c)	7,100	7,100,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010F VRDN, 0.65%, 2/07/17 (c)	3,445	3,445,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.59%, 2/01/17 (c)	5,200	5,200,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010K VRDN, 0.60%, 2/01/17 (c)	8,000	8,000,000

		59,525,000
Missouri — 0.1%
Kansas City RB Series 2008E VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.68%, 2/07/17 (c)	4,025	4,025,000
Nebraska — 0.6%
Madison County Hospital Authority RB (Faith Regional Health Services Project ) Series 2008-B VRDN (U.S. Bank N.A. LOC), 0.64%, 2/07/17 (c)	1,645	1,645,000
Omaha Pubic Power Distribution GO TECP, 0.80%, 4/05/17	14,370	14,370,000

		16,015,000

Municipal Bonds	Par (000)	Value
Nevada — 0.5%
Clark County Highway Improvement RB Series 2015 MB, 5.00%, 7/01/17	$710	$722,432
Clark County RB VRDN (MUFG Union Bank N.A.LOC), 0.66%, 2/07/17 (c)	11,025	11,025,000
Clark County School District RB Series 2007B MB, 5.00%, 12/15/17	1,000	1,035,450

		12,782,882
New Jersey — 0.3%
Passaic County Improvement Authority RB Series 2016 BAN, 2.00%, 6/28/17	7,440	7,469,090
New York — 17.3%
Amherst Development Corp. Senior Living RB (Asbury Pointe Inc. Project ) Series 2011A VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17 (c)	2,810	2,810,000
East Rochester Housing Authority RB Series 2008 VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17 (c)	3,360	3,360,000
Erie County GO Series 2016 RAN, 2.00%, 6/30/17	11,000	11,049,390
Erie Industrial Development Agency School Facility Revenue Tender Option Bond Trust Receipts/Certificates RB Series 2015-XF0112 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.78%, 2/07/17 (a)(b)(c)	4,270	4,270,000
Metropolitan Transportation Authority RB Series 2012G-2 VRDN (TD Bank N.A. LOC), 0.63%, 2/07/17 (c)	27,600	27,600,000
Metropolitan Transportation Authority RB Series 2016 A-2 BAN, 4.00%, 6/01/17	14,400	14,553,792
Metropolitan Transportation Authority RB VRDN (Royal Bank of Canada LOC), 0.62%, 2/01/17 (c)	9,300	9,300,000
Metropolitan Transportaton Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF0 VRDN (TD Bank N.A. SBPA), 0.81%, 2/07/17 (a)(b)(c)	4,865	4,865,000
New York City GO Series 2003A-5 VRDN (HSBC Bank LOC), 0.66%, 2/07/17 (c)	9,100	9,100,000
New York City GO Series 2008J-J8 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.70%, 2/07/17 (c)	8,100	8,100,000
New York City GO Series 2008L-3 VRDN (Bank of America N.A. SBPA), 0.63%, 2/01/17 (c)	20,000	20,000,000
New York City GO Series 2012A-3 VRDN (Mizuho Bank Ltd. LOC), 0.65%, 2/01/17 (c)	25,040	25,040,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.62%, 2/01/17 (c)	13,705	13,705,000
New York City Metropolitan Transportation Authority RB Series 2016A BAN, 2.00%, 2/01/17	20,725	20,725,622
New York City Municipal Water Finance Authority RB Series 2011A-1 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.61%, 2/01/17 (c)	4,915	4,915,000
New York City Municipal Water Finance Authority RB Series 2013A-A3 VRDN (TD Bank N.A. SBPA), 0.62%, 2/01/17 (c)	24,775	24,775,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-1 DN (Mizuho Bank SBPA), 0.65%, 2/01/17 (c)	22,785	22,785,000
New York City Municipal Water RB (Second Generation Resolution Project) Series 2014BB-4 VRDN (Wells Fargo Bank N.A SBPA), 0.60%, 2/01/17 (c)	14,600	14,600,000

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.62%, 2/01/17 (c)	$19,425	$19,425,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.62%, 2/01/17 (c)	6,800	6,800,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012C-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.65%, 2/07/17 (c)	40,670	40,670,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.62%, 2/01/17 (c)	5,700	5,700,000
New York City Water & Sewer System RB Series 2006CC-2 VRDN (BMO Harris Bank N.A. SBPA), 0.59%, 2/01/17 (c)	7,800	7,800,000
New York City Water & Sewer System RB Series 2008B-1A VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.66%, 2/07/17 (c)	18,300	18,300,000
New York City Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.62%, 2/01/17 (c)	16,495	16,495,000
New York City Water & Sewer System RB VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.67%, 2/07/17 (c)	5,000	5,000,000
New York Environmental Facilities Corp. Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF2 VRDN (Citibank N.A. SBPA), 0.69%, 2/07/17 (a)(b)(c)	3,600	3,600,000
New York Housing Finance Agency RB (Economic Development Project) Series 2005C VRDN (JP Morgan SPA), 0.67%, 2/07/17 (c)	10,500	10,500,000
New York Local Government Assistance Corp. RB Sub-Series 2008B-3V VRDN (JPMorgan Chase Bank Liquidity Facility), 0.67%, 2/07/17 (c)	28,465	28,465,000
New York State Energy Research & Development Authority RB (Consolidated Edison Company of New York Inc. Project) Series 2005A-3 VRDN (Mizuho Corporate Bank N.A. LOC), 0.66%, 2/07/17 (c)	12,800	12,800,000
New York State Housing Finance Agency RB Series 2012A-1 VRDN (Manufacturers and Traders Trust Co. LOC), 0.69%, 2/07/17 (c)	6,700	6,700,000
New York State Housing Finance Agency RB Series 2014A-1 VRDN (Manufacturers and Traders Trust Co. LOC), 0.69%, 2/07/17 (c)	300	300,000
New York State Housing Finance Agency RB Series 2015A-1 VRDN (Bank of New York Mellon LOC), 0.63%, 2/07/17 (c)	12,125	12,125,000
New York State Housing Finance Agency RB Series 2016A VRDN (Manufacturers and Traders Trust Co. LOC), 0.67%, 2/07/17 (c)	10,000	10,000,000
Rensselaer County Industrial Development Agency RB Series A VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17 (c)	4,115	4,115,000
Triborough Bridge & Tunnel Authority RB Series 2005A-3 VRDN (TD Bank N.A. LOC), 0.63%, 2/07/17 (c)	5,825	5,825,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates RB Series 2017-XF0536 VRDN (Royal Bank of Canada SBPA), 0.69%, 2/07/17 (a)(c)	1,000	1,000,000

		457,173,804
North Carolina — 1.9%

Municipal Bonds	Par (000)	Value
North Carolina (continued)
Charlotte RB Series 2013G VRDN (Wells Fargo Bank N.A. SBPA), 0.63%, 2/07/17 (c)	$1,100	$1,100,000
Charlotte-Mecklenburg Hospital Authority RB Series 2007E VRDN (TD Bank N.A. LOC), 0.63%, 2/07/17 (c)	19,420	19,420,000
Greensboro Combined Water & Sewer System Revenue RB Series 2014A VRDN (Bank of America N.A. SBPA), 0.68%, 2/07/17 (c)	15,030	15,030,000
North Carolina Capital Facilities Finance Agency RB (Fayetteville State University Housing Foundation Project) Series 2001 VRDN (Wells Fargo Bank N.A. LOC), 0.64%, 2/07/17 (c)	3,000	3,000,000
North Carolina Capital Facilities Finance Agency RB (Triangle Aquatic Center Project ) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.64%, 2/07/17 (c)	4,040	4,040,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.70%, 2/07/17 (a)(b)(c)	2,580	2,580,000
North Carolina GO Series 2005B MB, 5.00%, 4/01/17	1,230	1,238,844
North Carolina Medical Care Commission RB (Caromont Health Project ) Series 2003B VRDN (Wells Fargo Bank N.A. LOC), 0.63%, 2/07/17 (c)	4,990	4,990,000

		51,398,844
Ohio — 0.4%
American Municipal Power Series 2016 BAN:
1.25%, 4/27/17	300	300,312
1.25%, 5/02/17	1,000	1,001,090
City of Youngstown GO Series 2016TE BAN, 1.88%, 9/14/17	2,200	2,213,090
Deer Park Community City School District GO BAN, 2.00%, 7/13/17	1,750	1,758,190
Licking County GO BAN, 2.00%, 5/24/17	1,500	1,505,550
Springfield GO Series 2016 BAN, 1.50%, 8/03/17	1,000	1,002,230
Winton Woods City School District GO Series 2016 MB, 2.50%, 7/27/17	2,800	2,818,984

		10,599,446
Oregon — 0.8%
Oregon GO Series 2016A TAN, 2.00%, 6/30/17	21,000	21,109,410
Pennsylvania — 2.1%
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17 (c)	5,000	5,000,000
Bucks County Water & Sewer Authority RB Series 2016 MB, 1.50%, 6/01/17	1,215	1,217,236
Chester County Health & Education Facilities Authority RB Series 2013S-3 VRDN (Manufacturers and Traders Trust Co. LOC), 0.68%, 2/07/17 (c)	13,165	13,165,000
General Authority of Southcentral Pennsylvania RB VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17 (c)	3,945	3,945,000
Lycoming County Authority RB (Lycoming College Project ) Series 2013S-1 VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17 (c)	4,175	4,175,000
Montgomery County Industrial Development Authority RB (Big Little Associates Project) VRDN (Wells Fargo Bank N.A. LOC), 0.84%, 2/07/17 (c)	290	290,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	5

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Philadelphia RB Series 2016A TRAN, 2.00%, 6/30/17	$21,650	$21,743,528
University of Pittsburgh RB Series 2007-B TECP, 0.67%, 2/14/17	4,950	4,949,950
Westmoreland County Municipal Authority RB Series 2016 MB, 2.00%, 2/15/17	1,285	1,285,553

		55,771,267
South Carolina — 1.0%
Columbia Waterworks & Sewer System Revenue RB Series 2009 VRDN (U.S. Bank N.A. LOC), 0.67%, 2/07/17 (c)	7,925	7,925,000
Kershaw County School District GO Series 2017 BAN, 4.00%, 2/08/18	15,000	15,443,250
South Carolina Public Service Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016X VRDN (JPMorgan Chase Bank N.A. LOC), 0.78%, 2/07/17 (a)(b)(c)	2,000	2,000,000

		25,368,250
Tennessee — 2.4%
Clarksville Public Building Authority GO Series 1999 VRDN (Bank of America N.A. LOC), 0.74%, 2/07/17 (c)	6,370	6,370,000
Metropolitan Nashville & Davidson County GO Series 2016A2 TECP (Sumitomo Mitsui Bank Corp. AGO), 0.75%, 2/03/17	3,000	3,000,000
Metropolitan Nashville & Davidson County GO Series 2016A2 TECP (Sumitomo Mitsui Bank Corp. LOC), 0.75%, 2/03/17	32,900	32,900,000
Metropolitan Nashville & Davidson County RB Series 2016A-2 TECP (Sumitomo Mitsui Bank Corp. LOC), 0.73%, 2/03/17	20,000	20,000,000

		62,270,000
Texas — 8.9%
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.76%, 2/07/17 (a)(b)(c)	27,745	27,745,000
Garland Water & Sewer RB TECP (Sumitomo Mitsui Bank Corp. LOC):
0.76%, 2/16/17	15,000	15,000,000
0.79%, 3/09/17	10,000	10,000,100
Harris County Cultural Educational Facility GO (Methodist University Hospital Project) Series 2009C-1 TECP, 0.75%, 3/15/17	25,500	25,500,000
Harris County Cultural Educational Facility RB (Methodist University Hospital Project) Series 2009C-1 TECP, 0.80%, 2/03/17	20,000	20,000,000
Harris County Cultural Educational Facility RB (Methodist University Hospital Project) Series 2009C-2 TECP, 0.80%, 2/03/17	28,570	28,570,000
Harris County Cultural Educational Facility RB (Methodist University Hospital Project) TECP, 0.72%, 3/22/17	9,000	9,000,000
Lower Neches Valley Authority Industrial Development Corp. RB (Exxon Mobil Corp. Project ) Series 2002A VRDN, 0.58%, 2/01/17 (c)	8,000	8,000,000
Pharr San Juan Alamo Independent School District GO Series 2016 MB, 3.00%, 2/01/17	1,000	1,000,000
Port of Corpus Christi Authority of Nueces County RB (Flint Hills City Resources LLC Guaranty) Series 2002B VRDN, 0.68%, 2/07/17 (c)	7,500	7,500,000

Municipal Bonds	Par (000)	Value
Texas (continued)
San Antonio Electric & Gas RB Series B TECP (State Street Bank & Trust Co. and Wells Fargo Bank N.A. LOC), 0.75%, 2/16/17	$31,000	$31,000,267
San Antonio RB Series A TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.77%, 3/07/17	10,000	10,000,000
San Jacinto College District GO Municipal Trust Receipts Floaters Series 2009-2976 VRDN (Morgan Stanley Bank SBPA), 0.69%, 2/07/17 (a)(b)(c)	3,000	3,000,000
Tarrant County Cultural Education Facilities Finance Corp RB Series 2008A VRDN (TD Bank N.A. LOC), 0.62%, 2/01/17 (c)	17,140	17,240,000
Texas Clipper Tax-Exempt Certificate Trust RB Series 2009-73 VRDN (State Street Bank & Trust Co. SBPA), 0.70%, 2/07/17 (a)(b)(c)	9,540	9,540,000
Texas Department of Housing & Community Affairs RB Series 2016 MB, 0.80%, 6/01/17	2,600	2,596,803
Texas GO Series 2017 VRDN (Sumitomo Mitsui Bank Corp. SBPA), 0.69%, 2/07/17 (c)	4,500	4,500,000
Texas Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF2201 VRDN (Citibank N.A. Liquidity Facility), 0.69%, 2/07/17 (a)(b)(c)	300	300,000
Waco Educational Finance Corp. RB Municipal Trust Receipts Floaters (Baylor University Project) Series 2008A VRDN (The Bank of New York Mellon Corp. LOC), 0.66%, 2/07/17 (b)(c)	3,315	3,315,000

		233,807,170
Utah — 2.8%
Emery County PCRB (Pacific Corp.) Series 1994A VRDN (Canadian Imperial Bank LOC), 0.64%, 2/07/17 (c)	23,100	23,100,000
Utah RB (IHC Health Services Inc. Project) Series 2016C VRDN (BMO Harris Bank N.A. LOC), 0.64%, 2/07/17 (c)	40,400	40,400,000
West Jordan RB Series 2004 VRDN (Freddie MAC Liquidity Agreement), 0.70%, 2/07/17 (c)	9,675	9,675,000

		73,175,000
Virginia — 0.5%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.76%, 2/07/17 (c)	1,765	1,765,000
Commonwealth of Virginia GO Series 2014B MB, 5.00%, 6/01/17	4,000	4,056,920
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.70%, 2/07/17 (a)(b)(c)	2,110	2,110,000
Virginia Commonwealth Transportation Board RB Series 2014A MB, 5.00%, 5/15/17	4,660	4,717,924

		12,649,844
Washington — 0.4%
Washington State Housing Finance Commission RB (Living Care Centers Project) Series 2000 VRDN (Wells Fargo Bank N.A. LOC), 0.68%, 2/07/17 (c)	9,490	9,490,000
Wisconsin — 0.7%
Wisconsin Housing & Economic Development Authority RB Series 2016C VRDN (Royal Bank of Canada SBPA), 0.66%, 2/07/17 (c)	4,580	4,580,000

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (concluded)	MuniCash

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority RB Series C VRDN (Royal Bank of Canada LOC), 0.66%, 2/07/17 (c)	$15,200	$15,200,000

		19,780,000
Total Municipal Bonds — 97.5%		2,573,522,366

Closed-End Investment Companies	Par (000)	Value
California — 1.4%
Nuveen California AMT-Free Municipal Income Fund RB VRDN (Sumitomo Mitsui LOC), 0.74%, 2/07/17 (a)(c)	25,000	25,000,000
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. LOC), 0.74%, 2/07/17 (a)(c)	10,000	10,000,000

		35,000,000
New York — 2.9%
Nuveen New York AMT-Free Municipal Income Fund GO Series 2 VRDP (Citibank N.A. LOC), 0.74%, 2/07/17 (c)	32,800	32,800,000

Closed-End Investment Companies	Par (000)	Value
New York (continued)
Nuveen New York AMT-Free Municipal Income Fund GO Series 3 VRDP (Citibank N.A. LOC), 0.74%, 2/07/17 (a)(c)	$8,000	$8,000,000
Nuveen New York AMT-Free Municipal Income Fund GO VRDN (Citibank LOC), 0.74%, 2/07/17 (a)(c)	8,700	8,700,000
Nuveen New York AMT-Free Municipal Income Fund GO VRDN (TD Bank LOC), 0.77%, 2/07/17 (a)(c)	27,000	27,000,000

		76,500,000
Ohio — 0.1%
Nuveen AMT-Free Quality Municipal Income Fund GO VRDN (Citibank Liquidity Agreement), 0.76%, 2/07/17 (a)(c)	2,900	2,900,000
Total Closed-End Investment Companies — 4.4%		114,400,000
Total Investments (Cost — $2,689,857,287*) — 101.9%		2,687,922,366
Liabilities in Excess of Other Assets — (1.9)%		(48,836,901)

Net Assets — 100.0%		$2,639,085,465

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period Ended

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,687,922,366	—	$2,687,922,366

[1]	See above Schedule of Investments for values in each state.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	7

Schedule of Investments January 31, 2017 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska
Alaska Housing Finance Corp. RB Series 2009A VRDN, 0.64%, 2/07/17 (a)	$1,360	$1,360,000
Alaska Housing Finance Corp. RB Series 2009B VRDN (Wells Fargo Bank N.A. SBPA), 0.64%, 2/07/17 (a)	700	700,000

		2,060,000
Arizona
Arizona Health Facilities Authority RB (Banner Health Project) Series 2015B VRDN (MUFG Union Bank NA, Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.70%, 2/07/17 (a)	1,065	1,065,000
Arizona State University RB Series A VRDN, 0.61%, 2/07/17 (a)	4,600	4,600,000

		5,665,000
California
California GO Series 2011A-1 TECP (Wells Fargo Bank N.A. LOC), 0.74%, 2/16/17	2,000	2,000,000
Riverside County RB Series 2016 TRAN, 3.00%, 6/30/17	3,000	3,025,765

		5,025,765
Colorado
Colorado HFA RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.67%, 2/07/17 (a)	100	100,000
Colorado Springs Utilities System Revenue RB Series 2006A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.66%, 2/07/17 (a)	2,115	2,115,000
Colorado State Education Loan Program RB Series 2016B TRAN, 5.00%, 6/29/17	1,000	1,016,844
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.68%, 2/07/17 (a)	2,205	2,205,000

		5,436,844
Connecticut
Connecticut Health and Educational Facilities Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0247 VRDN (Bank of America N.A. Liquidity Facility), 0.72%, 2/03/17 (a)(b)(c)	2,636	2,636,000
Connecticut Housing Finance Authority RB Series 2014C-2 VRDN (Bank of Tokyo Mitsubishi UFJ Ltd. SBPA), 0.67%, 2/07/17 (a)	5,595	5,595,000
Connecticut Housing Finance Authority RB VRDN (Landesbank Hessen Thueringen Girozentrale SBPA), 0.67%, 2/07/17 (a)	3,000	3,000,000

		11,231,000
Florida
Escambia County Health Facilities Authority RB (Azalea Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.78%, 2/01/17 (a)	3,190	3,190,000
Hawaii
Hawaii Tender Option Bond Trust Receipts/Certificates GO Series 2016XF VRDN (Liquidity Agreement Royal Bank of Canada), 0.72%, 2/07/17 (a)(b)(c)	2,000	2,000,000
Illinois
Illinois Finance Authority RB (Center on Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.66%, 2/07/17 (a)	1,500	1,500,000

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2007A-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.66%, 2/07/17 (a)	$5,600	$5,600,000
Illinois State Toll Highway Authority RB Series A-1B VRDN (Bank of America N.A. LOC), 0.66%, 2/07/17 (a)	2,000	2,000,000

		9,100,000
Indiana
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008 VRDN (BMO Harris Bank N.A. SBPA), 0.66%, 2/07/17 (a)	5,060	5,060,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.81%, 2/07/17 (a)(b)(c)	2,600	2,600,000

		7,660,000
Iowa
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.87%, 2/07/17 (a)	6,000	6,000,000
Kentucky
Louisville & Jefferson County Metropolitan Sewer District RB Series 2016 BAN, 3.50%, 11/15/17	6,000	6,124,345
Louisiana
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) Series 2005 VRDN, 0.61%, 2/01/17 (a)	7,900	7,900,000
Maryland
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.66%, 2/07/17 (a)	1,275	1,275,000
Maryland Health & Higher Educational Facilities Authority RB (Anne Arundel Health System Project) Series 2009B VRDN (Bank of America N.A. LOC), 0.66%, 2/07/17 (a)	3,600	3,600,000
Maryland Health & Higher Educational Facilities
Authority RB (Glen Meadows Retirement
Project) Series 1999A VRDN (TD Bank N.A.
LOC), 0.64%, 2/07/17 (a)	2,590	2,590,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II-R-11415 VRDN (Citibank N.A. Liquidity Facility), 0.86%, 2/07/17 (a)(b)(c)	3,020	3,020,000

		10,485,000
Massachusetts
Gloucester GO Series 2017 BAN, 2.00%, 2/02/18	300	302,871
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.64%, 2/07/17 (a)	3,700	3,700,000
Massachusetts RB Series 2016B RAN, 2.00%, 5/22/17	2,000	2,006,804
Town of Scituate GO BAN, 2.00%, 2/02/18	2,000	2,019,740
University of Massachusetts Building Authority RB Series 2011-1 VRDN (Wells Fargo Bank N.A. LOC), 0.64%, 2/07/17 (a)	3,635	3,635,000

		11,664,415

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	1

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Michigan
Oakland University RB Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.67%, 2/07/17 (a)	$2,000	$2,000,000
University of Michigan RB Series 2012-A VRDN, 0.60%, 2/07/17 (a)	3,000	3,000,000

		5,000,000
Minnesota
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2015G VRDN (Royal Bank of Canada SBPA), 0.65%, 2/07/17 (a)	5,325	5,325,000
Nebraska
Madison County Hospital Authority RB (Faith Regional Health Services Project ) Series 2008-B VRDN (U.S. Bank N.A. LOC), 0.64%, 2/07/17 (a)	4,800	4,800,000
New Jersey
Burlington County Bridge Commission RB MB, 2.00%, 11/16/17	4,000	4,035,976
Passaic County GO Series 2016A BAN, 2.00%, 12/11/17	2,000	2,014,917

		6,050,893
New York
Amherst Development Corp. Senior Living RB (Asbury Pointe Inc. Project ) Series 2011A VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17 (a)	3,715	3,715,000
Erie County GO Series 2016 RAN, 2.00%, 6/30/17	2,000	2,008,891
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.69%, 2/07/17 (a)	400	400,000
Metropolitan Transportation Authority RB Series 2012G-2 VRDN (TD Bank N.A. LOC), 0.63%, 2/07/17 (a)	2,950	2,950,000
New York City GO Series 2012A-3 VRDN (Mizuho Bank Ltd. LOC), 0.65%, 2/01/17 (a)	5,000	5,000,000
New York City GO Series 2014I-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.63%, 2/01/17 (a)	2,850	2,850,000
New York City Municipal Water Finance Authority RB Series 2013A-A3 VRDN (TD Bank N.A. SBPA), 0.62%, 2/01/17 (a)	3,765	3,765,000
New York City Municipal Water Finance Authority RB Series AA-6 VRDN (Mizuho Bank Ltd.SBPA), 0.64%, 2/01/17 (a)	4,100	4,100,000
Niagara Development Corp. RB (Niagara University Project) Series 2012B VRDN (LOC HSBC Bank USA N.A.), 0.69%, 2/07/17 (a)	4,405	4,405,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates RB Series 2017-XF0536 VRDN (Royal Bank of Canada SBPA), 0.69%, 2/07/17 (a)(b)(c)	500	500,000

		29,693,891
North Carolina
Charlotte RB Series 2013G VRDN (Wells Fargo Bank N.A. SBPA), 0.63%, 2/07/17 (a)	400	400,000
North Carolina Capital Facilities Finance Agency RB (Fayetteville State University Housing Foundation Project) Series 2001 VRDN (Wells Fargo Bank N.A. LOC), 0.64%, 2/07/17 (a)	1,700	1,700,000

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission RB (Caromont Health Project ) Series 2003B VRDN (Wells Fargo Bank N.A. LOC), 0.63%, 2/07/17 (a)	$1,600	$1,600,000

		3,700,000
Ohio
American Municipal Power Series 2016 BAN:
1.25%, 4/27/17	550	550,643
1.25%, 5/02/17	1,000	1,001,239
City of Youngstown GO Series 2016TE BAN, 1.88%, 9/14/17	550	553,111
Deer Park Community City School District GO BAN, 2.00%, 7/13/17	1,000	1,004,610
Licking County GO BAN, 2.00%, 5/24/17	1,500	1,505,846
Ohio State University GO Series 2014B-1 VRDN, 0.62%, 2/07/17 (a)	1,200	1,200,000
Ohio Water Development Authority Water Pollution Control Loan Fund RB Series 2016A VRDN (BMO Harris Bank N.A. SBPA), 0.75%, 2/07/17 (a)	845	845,000
Springfield GO Series 2016 BAN, 1.50%, 8/03/17	850	852,957
Winton Woods City School District GO Series 2016 BAN, 2.50%, 7/27/17	300	301,946

		7,815,352
Oregon
Oregon GO Series 2011-83 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.65%, 2/07/17 (a)	4,500	4,500,000
Pennsylvania
Bucks County Industrial Development Authority RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.63%, 2/07/17 (a)	3,000	3,000,000
Emmaus General Authority RB VRDN (U.S. Bank N.A. LOC), 0.66%, 2/07/17 (a)	1,700	1,700,000
Montgomery County Industrial Development Authority RB (Acts Retirement Life Community Inc. Project) Series 2002 VRDN (TD Bank N.A.), 0.78%, 2/01/17 (a)	1,500	1,500,000
Philadelphia RB Series 2016A TRAN, 2.00%, 6/30/17	3,000	3,012,759

		9,212,759
South Carolina
Kershaw County School District GO Series 2017 BAN, 4.00%, 2/08/18	3,000	3,088,170
Tennessee
Metropolitan Nashville & Davidson County GO Series 2016A2 TECP (Sumitomo Mitsui Bank Corp. LOC), 0.75%, 2/03/17	7,000	7,000,000
Metropolitan Nashville & Davidson County GO Series 2016A2 TECP (Sumitomo Mitsui Bank Corp. AGO), 0.75%, 2/03/17	1,000	1,000,000
Metropolitan Nashville & Davidson County GO Series 2016A2 TECP (Sumitomo Mitsui Bank Corp. LOC), 0.75%, 2/03/17	1,000	1,000,000

		9,000,000
Texas
Harris County Cultural Educational Facility GO (Methodist University Hospital Project) Series 2009C-1 TECP, 0.75%, 3/15/17	4,500	4,500,000

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Texas (continued)
Port of Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.69%, 2/07/17 (a)	$1,500	$1,500,000
Texas Department of Housing & Community Affairs RB Series 2016 MB, 0.80%, 6/01/17	2,900	2,900,000
Texas GO Series 2017 VRDN (Sumitomo Mitsui Bank Corp. SBPA), 0.69%, 2/07/17 (a)	4,000	4,000,000
University of Texas Financing System RB Series 2008B VRDN (University of Texas Investment Management Co. Liquidity Facility), 0.61%, 2/07/17 (a)	4,350	4,350,000

		17,250,000
Utah
Emery County PCRB (Pacific Corp.) Series 1994A VRDN (Canadian Imperial Bank LOC), 0.64%, 2/07/17 (a)	1,400	1,400,000
Utah County Hospital Revenue RB (IHC Health Services Inc. Project) Series 2016E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.67%, 2/07/17 (a)	3,800	3,800,000
Weber County Hospital RB (IHC Health Services, Inc. Project) Series 2000B VRDN (U.S. Bank N.A. SBPA), 0.62%, 2/07/17 (a)	1,500	1,500,000

		6,700,000
Virginia
Lexington IDRB (Washington and Lee University Project) Series 2010 VRDN, 0.64%, 2/07/17 (a)	1,230	1,230,000
Virginia Beach GO Series 2016B MB, 5.00%, 2/01/17	6,185	6,185,000
Virginia College Building Authority RB (Washington and Lee University Project) Series 2015B VRDN, 0.64%, 2/07/17 (a)	5,600	5,600,000

		13,015,000

Municipal Bonds	Par (000)	Value
Washington
Washington State Housing Finance RB (Pioneer Human Services Project) Series 2009A VRDN (U.S. Bank N.A. LOC), 0.79%, 2/07/17 (a)	$1,285	$1,285,000
Wisconsin
Wisconsin Housing & Economic Development Authority RB Series C VRDN (Royal Bank of Canada LOC), 0.66%, 2/07/17 (a)	6,600	6,600,000
Total Municipal Bonds — 99.0%		226,578,434

Closed-End Investment Companies (a)
New York — 2.0%
Nuveen New York AMT-Free Municipal Income Fund GO VRDN:
0.74%, 2/07/17	1,500	1,500,000
0.77%, 2/07/17	3,000	3,000,000

		4,500,000
Ohio — 1.7%
Nuveen AMT-Free Quality Municipal Income Fund GO VRDN, 0.76%, 2/07/17	4,000	4,000,000
Total Closed-End Investment Companies — 3.7%		8,500,000
Total Investments (Cost — $235,078,434*) — 102.7%		235,078,434
Liabilities in Excess of Other Assets — (2.7)%		(6,155,447)

Net Assets — 100.0%		$228,922,987

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	3

Schedule of Investments (concluded)	MuniFund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$235,078,434	—	$235,078,434

[1]	See above Schedule of Investments for values in each state.

During the period ended January 31, 2017, there were no transfers between levels.

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value
New York — 94.8%
Albany Industrial Development Agency RB (Corning Preserve Project) Series 2002 VRDN (Keybank National Association LOC), 0.77%, 2/07/17	$730	$730,000
Amherst Development Corp. Senior Living RB (Asbury Pointe Inc. Project ) Series 2011A VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17	900	900,000
East Rochester Housing Authority RB Series 2008 VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17	500	500,000
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.69%, 2/07/17	800	800,000
Metropolitan Transportation Authority RB Series 2005E-1 VRDN (Bank of Montreal LOC), 0.62%, 2/01/17	300	300,000
Metropolitan Transportation Authority RB Series 2015E-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.64%, 2/07/17	400	400,000
Metropolitan Transportation Authority RB Series E-3 VRDN (Citibank N.A. LOC), 0.63%, 2/07/17	100	100,000
Metropolitan Transportation Authority RB VRDN (Royal Bank of Canada LOC), 0.62%, 2/01/17	100	100,000
Nassau Health Care Corp. RB Series 2009 VRDN (TD Bank N.A. LOC), 0.63%, 2/07/17	600	600,000
New York City RB Series 2011D-3A VRDN (Royal Bank of Canada LOC), 0.62%, 2/01/17	500	500,000
New York City RB Series 2011D-3B VRDN (Royal Bank of Canada LOC), 0.62%, 2/01/17	500	500,000
New York City GO Series 2006I-3 VRDN (Bank of America N.A. LOC), 0.63%, 2/01/17	200	200,000
New York City GO Series 2008L-3 VRDN (Bank of America N.A. SBPA), 0.63%, 2/01/17	400	400,000
New York City Health & Hospital Corp. RB Series 2008C VRDN (TD Banknorth N.A. LOC), 0.63%, 2/07/17	300	300,000
New York City Municipal Water Finance Authority RB Series AA-6 VRDN (Mizuho Bank Ltd.SBPA), 0.64%, 2/01/17	500	500,000
New York City Municipal Water Finance Authority RB Series B VRDN (State Street Bank & Trust Co. SBPA), 0.62%, 2/01/17	200	200,000
New York City Transitional Finance Authority RB Series 2016 VRDN (Royal Bank of Canada SBPA), 0.62%, 2/01/17	700	700,000
New York City Water & Sewer System RB Series 2012 A VRDN (State Street Bank & Trust Co. SBPA), 0.62%, 2/01/17	200	200,000
New York Dormitory Authority Non-State Supported Debt RB (Columbia University Project) Series 2003 DN, 0.62%, 2/07/17	200	200,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.63%, 2/07/17	500	500,000
New York Dormitory Authority RB (Columbia University Project) Series 2009A VRDN, 0.62%, 2/07/17	115	115,000
New York Dormitory Authority RB (Rockefeller University Project) Series 2009B VRDN (U.S. Bank N.A. SBPA), 0.66%, 2/07/17	800	800,000
New York Housing Finance Agency RB Series 2003L VRDN (Bank of America N.A. LOC), 0.64%, 2/07/17	800	800,000

Municipal Bonds (a)	Par (000)	Value
New York (continued)
New York Local Government Assistance Corp. RB Series 2003A-8V VRDN (JPMorgan Chase Bank N.A. SBPA), 0.67%, 2/07/17	$800	$800,000
New York Local Government Assistance Corp. RB Series 2008B-BV VRDN (GO of Corp. Insurance, JPMorgan Chase Bank N.A. SBPA), 0.66%, 2/07/17	200	200,000
New York State Dormitory Authority RB (St. Johns University Project) Series 2008B-1 VRDN (Bank of America N.A. LOC), 0.68%, 2/07/17	300	300,000
New York State Energy Research & Development Authority Facility RB (Con Edison Project) Series 2005A-1 VRDN (Mizuho Corporate Bank N.A. LOC), 0.68%, 2/07/17	600	600,000
New York State Energy Research & Development Authority RB (Consolidated Edison Company of New York Inc. Project) Series 2005A-3 VRDN (Mizuho Corporate Bank N.A. LOC), 0.66%, 2/07/17	900	900,000
New York State HFA RB (Clinton Park Development LLC Project) Series 2010A VRDN (Freddie Mac Liquidity Agreement), 0.68%, 2/07/17	800	800,000
New York State Housing Finance Agency RB Series 2004A VRDN (Fannie Mae LOC), 0.66%, 2/07/17	200	200,000
New York State Housing Finance Agency RB Series 2016A VRDN (Wells Fargo Bank N.A. LOC), 0.65%, 2/07/17	300	300,000
New York State Housing Finance Agency RB Series 2003A VRDN (Landesbank Hessen Thueringen Girozentrale LOC), 0.68%, 2/07/17	300	300,000
New York State Housing Finance Agency RB Series 2008A VRDN (Federal Home Loan Mortgage Corporation LOC), 0.63%, 2/07/17	500	500,000
New York State Housing Finance Agency RB Series 2015A-1 VRDN (Bank of New York Mellon LOC), 0.63%, 2/07/17	900	900,000
New York State Urban Development Corp. RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. LOC), 0.66%, 2/07/17	800	800,000
Onondaga County Industrial Development Agency RB (Syracuse University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.65%, 2/07/17	100	100,000
Rensselaer County Industrial Development Agency RB Series A VRDN (Manufacturers and Traders Trust Co. LOC), 0.71%, 2/07/17	1,000	1,000,000
Syracuse IDRB (Syracuse University Project) Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.59%, 2/01/17	200	200,000
Syracuse Industrial Development Agency RB (Syracuse University Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.59%, 2/01/17	600	600,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.60%, 2/01/17	800	800,000
Westchester County Industrial Development Agency RB Series 2004 VRDN (TD Bank N.A. LOC), 0.63%, 2/07/17	500	500,000
Total Municipal Bonds — 94.8%		20,145,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	1

Schedule of Investments (concluded)	New York Money Fund

Closed-End Investment Companies (a)	Par (000)	Value
New York — 2.3%
Nuveen New York AMT-Free Municipal Income Fund GO Series 3 VRDP (Citibank N.A. LOC), 0.74%, 2/07/17	$500	$500,000
Total Investments (Cost — $20,645,000*) — 97.1%		20,645,000
Other Assets Less Liabilities — 2.9%		614,543

Net Assets — 100.0%		$21,259,543

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$20,645,000	—	$20,645,000

[1]	See above Schedule of Investments for values in the state.

During the period ended January 31, 2017, there were no transfers between levels.

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee — 7.6% (a)
Kookmin Bank (New York), 0.69%, 2/01/17	$5,000	$4,999,986
Sumitomo Mitsui Trust Bank Ltd., New York, 0.69%, 2/02/17	5,000	5,000,000
Total Certificates of Deposit — 7.6%		9,999,986

Commercial Paper (b)
Albion Capital LLC, 0.78%, 2/03/17	4,537	4,536,747
Alpine Securitization Ltd., 0.68%, 2/01/17	3,700	3,699,930
Barton Capital SA, 0.75%, 2/01/17	5,000	4,999,903
BNP Paribas (New York Branch), 0.67%, 2/02/17	5,000	4,999,829
Chariot Funding LLC, 0.70%, 2/01/17	5,000	4,999,903
Federation Des Caisses Desjardins, 0.70%, 2/01/17	5,000	4,999,908
Versailles Com Paper LLC, 0.75%, 2/06/17	4,500	4,499,292
Victory Receivables Corp., 0.68%, 2/01/17	5,000	4,999,906
Total Commercial Paper — 28.5%		37,735,418

Municipal Bonds (c)
Iowa Finance Authority RB 2015 VRDN (Federal Home Loan Bank SBPA), 0.67%, 2/07/17	2,000	2,000,000
Jets Stadium Development LLC Series 2007A-4C VRDN, 0.75%, 2/07/17	2,000	2,000,000
Total Municipal Bonds — 3.0%		4,000,000

Time Deposits	Par (000)	Value
Bank of Montreal, 0.57%, 2/01/17	$5,000	$5,000,000
Natixis SA, 0.56%, 2/01/17	5,000	5,000,000
Svenska Handelbanken AB, 0.56%, 2/01/17	5,000	5,000,000
Credit Agricole Corporate & Investment Bank, 0.56%, 2/01/17	5,003	5,003,000
Credit Industrial et Commerical, 0.57%, 2/01/17	5,000	5,000,000
DNB Bank ASA, 0.56%, 2/01/17	5,000	5,000,000
DZ Bank AG Deutsche Zentral Genoss, 0.56%, 2/01/17	5,000	5,000,000
KBC Bank NV (New York Branch), 0.58%, 2/01/17	5,000	5,000,000
Lloyds Bank PLC, 0.57%, 2/01/17	5,000	5,000,000
National Australia Bank Ltd., 0.56%, 2/01/17	5,000	5,000,000
National Bank of Canada, 0.56%, 2/01/17	5,000	5,000,000
Nordea Bank AB (New York Branch), 0.56%, 2/01/17	5,000	5,000,000
Skandinaviska Enskilda Banken AB, 0.57%, 2/01/17	5,000	5,000,000
Swedbank AB, New York, 0.56%, 2/01/17	5,000	5,000,000
Total Time Deposits — 53.0%		70,003,000

Total Repurchase Agreements — 7.6%		10,000,000
Total Investments (Cost — $131,739,242*) — 99.7%		131,738,404
Other Assets Less Liabilities — 0.3%		382,034

Net Assets — 100.0%		$132,120,438

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Rates are discount rates or a range of discount rates at the time of purchase.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Citigroup Global Markets, Inc.	0.54%(a)	1/31/17	2/01/17	$1,000	$1,000	$1,000,015	U.S. Treasury obligations, 1.88% to 3.00% due from 1/31/22 to 11/15/44	$1,042,905	$1,020,000

Credit Suisse Securities (USA) LLC	1.01%(b)	1/31/17	2/01/17	2,000	2,000	2,000,056	U.S. government sponsored agency obligation, 4.13% to 4.48% due from 12/25/35 to 1/25/36	83,446,000	2,400,113

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	1

Schedule of Investments (concluded)	TempCash

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
HSBC Securities (USA) Inc.	0.86%(b)	1/31/17	2/01/17	$2,000	$2,000	$2,000,048	Corporate/debt obligation, 0.00% due from 8/12/17 to 2/01/18	$2,238,000	$2,222,384

JP Morgan Securities LLC	0.78%(b)	1/31/17	2/01/17	3,000	3,000	3,000,065	Corporate/debt obligation, 0.00% to 30.35% due from 9/01/17 to 2/25/36	4,080,000	3,532,121

RBC Capital Markets LLC	0.74%(b)	1/31/17	2/01/17	2,000	2,000	2,000,041	Corporate/debt obligation, 1.55% to 9.88% due from 3/01/19 to 9/15/33	1,861,521	2,100,000

Total					$10,000				$11,274,618

(a)	Traded in a joint account.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$131,738,404	—	$131,738,404

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 3.0%
Citibank NA, New York:
1.16%, 2/06/17 (a)	$25,000	$25,002,055
1.30%, 7/05/17	47,000	47,011,219
1.30%, 7/06/17	30,000	30,006,819
Wells Fargo Bank N.A.:
1.22%, 2/28/17 (a)	25,000	25,003,075
1.44%, 4/17/17 (a)	200,000	200,203,780

		327,226,948
Yankee — 19.1% (b)
Bank of Montreal, Chicago:
1.30%, 2/13/17 (a)	50,000	50,012,325
1.31%, 2/28/17 (a)	99,000	99,041,927
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
1.28%, 4/13/17	30,000	30,022,668
1.26%, 4/27/17	50,000	50,033,335
1.25%, 5/15/17	40,000	40,022,576
Canadian Imperial Bank of Commerce, New York:
1.32%, 2/01/17 (a)	50,000	50,032,095
1.45%, 4/13/17 (a)	150,000	150,251,175
Cooperatieve Rabobank UA New York:
1.26%, 2/21/17 (a)	50,000	50,035,905
1.30%, 2/21/17 (a)	44,000	44,034,104
Credit Industriel et Commercial, New York:
1.24%, 4/11/17	25,000	25,017,160
1.24%, 4/13/17	25,000	25,016,898
Dexia Credit Local, New York (ST) GTD, 1.07%, 2/24/17 (a)	70,000	70,059,976
DZ Bank AG Deutsche Zentral Genoss, New York, 1.22%, 4/18/17	25,000	25,008,710
Mitsubishi UFJ Trust and Banking Corp., New York:
1.37%, 2/06/17 (a)	50,000	50,004,550
1.47%, 2/13/17 (a)	45,000	45,047,678
Mizuho Bank Ltd., London, 1.28%, 3/27/17	50,000	49,914,210
Mizuho Bank Ltd., New York:
1.38%, 2/13/17 (a)	72,000	72,073,483
1.46%, 2/13/17 (a)	50,000	50,051,350
1.37%, 2/17/17 (a)	50,000	50,021,385
Nordea Bank Finland PLC, New York, 1.19%, 3/01/17	26,000	26,010,416
Norinchukin Bank, New York:
1.33%, 2/21/17 (a)	100,000	100,021,680
1.33%, 2/23/17 (a)	50,000	50,008,430
1.29%, 4/20/17	50,000	50,036,045
Sumitomo Mitsui Banking Corp., New York:
1.37%, 2/02/17 (a)	75,000	75,023,295
1.37%, 2/06/17 (a)	99,700	99,734,068
1.37%, 2/09/17 (a)	47,500	47,532,148
1.47%, 2/13/17 (a)	50,000	50,048,050
Sumitomo Mitsui Trust Bank Ltd., New York:
1.39%, 2/01/17 (a)	25,000	25,020,495
1.37%, 2/03/17 (a)	25,000	25,008,818
1.37%, 2/06/17 (a)	49,700	49,716,893
1.47%, 2/13/17 (a)	70,000	70,067,270
1.46%, 2/14/17 (a)	70,000	70,065,898
1.37%, 2/21/17 (a)	100,000	100,053,520
1.10%, 5/11/17	50,000	50,004,130
Svenska Handelsbanken, Inc., New York, 1.31%, 2/15/17 (a)	57,000	57,053,358
Toronto Dominion Bank, New York:
1.30%, 2/22/17 (a)	35,000	35,013,321

Certificates of Deposit	Par (000)	Value
Yankee (continued) (b)
1.10%, 4/18/17	$55,000	$55,027,038

		2,061,146,383
Total Certificates of Deposit — 22.1%		2,388,373,331

Commercial Paper
Albion Capital LLC, 0.78%, 2/03/17 (c)	43,000	42,997,607
Bank Nederlandse Gemeeten, 0.77%, 2/01/17 (c)	133,000	132,997,553
Bank of Nova Scotia, New York:
1.23%, 2/01/17 (a)	50,000	50,009,185
1.21%, 2/06/17 (a)	60,000	60,003,768
1.30%, 2/13/17 (a)	60,000	60,046,152
1.27%, 2/17/17 (a)	50,000	50,013,265
1.30%, 2/22/17 (a)	60,000	60,022,578
Barton Capital SA:
0.70%, 2/01/17 (c)	50,000	49,999,030
1.15%, 4/06/17 (c)	20,000	19,964,358
1.15%, 4/12/17 (c)	20,000	19,960,280
1.10%, 4/20/17 (c)	50,000	49,886,655
Bennington Stark Cap Co.:
0.78%, 2/02/17 (c)	156,000	155,994,197
1.15%, 4/03/17 (c)	40,000	39,937,312
1.15%, 4/07/17 (c)	17,150	17,120,759
1.15%, 4/11/17 (c)	22,000	21,959,362
BNP Paribas (New York Branch), 1.25%, 4/13/17 (c)	40,000	39,928,480
BNZ International Funding Ltd., 1.16%, 2/06/17 (a)	148,000	148,016,665
BPCE S.A., 1.12%, 4/11/17 (c)	150,000	149,730,795
Canadian Imperial Bank of Commerce, 1.31%, 2/21/17 (a)	100,000	100,010,000
Cancara Asset Securitisation LLC, 1.10%, 4/18/17 (c)	100,000	99,789,320
Chariot Funding LLC, 0.70%, 2/01/17 (c)	251,511	251,506,375
Commonwealth Bank of Australia:
1.37%, 2/21/17 (a)	40,000	40,032,772
1.42%, 4/18/17 (a)	24,000	24,037,555
1.42%, 4/24/17 (a)	40,000	40,059,180
1.39%, 4/27/17 (a)(d)	25,000	25,032,450
1.09%, 5/17/17 (a)	60,000	60,048,948
DNB Bank ASA, 1.26%, 2/21/17 (a)(d)	85,000	85,061,039
Erste Abwicklungsanstalt:
1.20%, 2/06/17 (a)	50,000	50,019,170
1.11%, 2/10/17 (a)	145,000	145,021,924
1.20%, 2/21/17 (a)	50,000	50,013,855
Gotham Funding, 1.15%, 3/24/17 (c)	115,000	114,854,985
HSBC Bank PLC, 1.27%, 2/17/17 (a)	57,000	57,042,887
ING US Funding LLC, 1.28%, 7/05/17 (c)	70,000	69,626,879
Kells Funding LLC:
1.04%, 2/03/17 (c)	20,000	19,998,924
1.05%, 2/06/17 (c)	40,000	39,995,572
1.21%, 2/08/17 (a)	15,000	15,005,357
Liberty Street Funding LLC, 1.10%, 4/06/17 (c)	50,000	49,916,495
Macquarie Bank Ltd., 1.13%, 3/15/17 (c)(d)	100,000	99,894,530
Matchpoint Finance PLC, 1.42%, 6/19/17 (c)(d)	50,000	49,744,200
Mizuho Corporate Bank Ltd., New York, 1.10%, 4/26/17 (c)(d)	50,000	49,880,175
National Australia Bank Ltd., New York, 1.39%, 4/17/17 (a)	50,000	50,062,610

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	1

Schedule of Investments (continued)	TempFund

Commercial Paper	Par (000)	Value
Old Line Funding LLC:
1.28%, 2/14/17 (a)	$59,750	$59,795,362
1.19%, 2/21/17 (a)(d)	40,000	40,019,568
Ridgefield Funding Co. LLC:
1.15%, 5/02/17 (c)	22,000	21,941,443
1.15%, 5/03/17 (c)	22,000	21,940,574
1.15%, 5/08/17 (c)	22,000	21,936,396
1.15%, 5/09/17 (c)	22,000	21,935,500
1.42%, 7/07/17 (c)	50,000	49,708,895
Standard Chartered Bank, 1.17%, 5/22/17 (c)	100,000	99,661,760
Starbird Funding Corp.:
1.42%, 2/14/17 (a)	60,000	60,062,442
1.42%, 2/17/17 (a)	70,000	70,074,809
1.42%, 6/19/17 (c)(d)	60,000	59,693,040
Thunder Bay Funding LLC:
1.30%, 2/13/17 (a)	57,000	57,047,435
1.19%, 2/21/17 (a)(d)	68,000	68,033,266
1.27%, 2/21/17 (a)	50,000	50,038,985
Toyota Motor Credit Corp, 1.30%, 4/18/17 (a)	25,000	25,016,370
United Overseas Bank Ltd.:
1.08%, 4/12/17 (c)	100,000	99,841,040
1.08%, 4/17/17 (c)(d)	50,000	49,911,755
1.08%, 5/02/17 (c)	150,000	149,649,645
Versailles Com Paper LLC:
1.12%, 4/24/17 (c)	50,000	49,854,175
1.12%, 5/01/17 (c)	75,000	74,756,250
Victory Receivables Corp.:
1.13%, 4/04/17	100,000	99,804,880
1.13%, 4/04/17	25,000	24,951,220
Westpac Banking Corp.:
1.28%, 2/21/17 (a)	25,000	25,009,688
1.38%, 4/20/17 (a)	60,000	60,076,716
Westpac Trust Securities Ltd., New Zealand:
1.05%, 2/21/17 (a)	25,000	25,019,660
1.26%, 3/01/17 (a)	35,000	35,000,000
Total Commercial Paper — 38.6%		4,176,024,077

Municipal Bonds (e)
California GO Series B1 VRDN (Mizuho Bank Ltd.LOC), 0.62%, 2/07/17	45,000	45,000,000
Chicago Midway International Airport, 0.71%, 2/07/17	8,700	8,700,000
Cleveland-Cuyahoga County Port Authority RB (89th Garage Project) Series 2007 VRDN (JP Morgan Chase Bank N.A. LOC), 0.63%, 2/07/17	44,345	44,345,000
Connecticut State, 0.68%, 2/07/17 (e)	133,700	133,700,000
Eastern Municipal Water District RB Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.62%, 2/07/17	24,600	24,600,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B5 VRDN (Lloyds Bank LOC), 0.67%, 2/07/17	92,000	92,000,000
Illinois Finance Authority RB Series 2009 VRDN (Wells Fargo Bank N.A. SBPA), 0.58%, 2/01/17	4,850	4,850,000
Jackson County PCRB (Chevron USA, Inc. Project) Series 1993 VRDN, 0.60%, 2/01/17	27,610	27,610,000
Jets Stadium Development LLC, 0.75%, 2/07/17 (e)	3,200	3,200,000

Municipal Bonds	Par (000)	Value
Los Angeles Department of Water & Power RB Series 2001B-1 VRDN (Royal Bank of Canada SBPA), 0.61%, 2/07/17	$43,200	$43,200,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2009 VRDN, 0.66%, 2/07/17	24,850	24,850,000
Maryland Health & Higher Educational Facilities Authority RB (University of Maryland Medical System Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.62%, 2/01/17	19,530	19,530,000
Metropolitan Transportation Authority RB Series 2015E-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.64%, 2/07/17	45,175	45,175,000
Minnesota Housing Finance Agency, 0.68%, 2/07/17	30,000	30,000,000
Mississippi Business Finance Corp. RB (Chevron Corp. Project) VRDN, 0.59%, 2/01/17	5,165	5,165,000
Mississippi Business Finance Corp. RB (Chevron USA Inc. Project) Series 2009C VRDN, 0.59%, 2/01/17	11,385	11,385,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2009G VRDN, 0.59%, 2/01/17	15,300	15,300,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010F VRDN, 0.65%, 2/07/17	21,080	21,080,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.59%, 2/01/17	15,150	15,150,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011C VRDN, 0.59%, 2/01/17	27,720	27,720,000
New York City, 0.68%, 2/07/17	33,780	33,780,000
New York City RB Series 2011D-3B VRDN (Royal Bank of Canada LOC), 0.62%, 2/01/17	9,000	9,000,000
New York City GO Series 2008J-J8 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.70%, 2/07/17	20,000	20,000,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.62%, 2/01/17	24,345	24,345,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.62%, 2/01/17	24,000	24,000,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.63%, 2/07/17	18,100	18,100,000
North Carolina Medical Care Commission RB (Caromont Health Project ) Series 2003B VRDN (Wells Fargo Bank N.A. LOC), 0.63%, 2/07/17	33,445	33,445,000
North Hudson Sewerage Authority RB Series 2012C VRDN (TD Bank N.A. LOC), 0.70%, 2/07/17	40,000	40,000,000
Santa Clara Valley Transportation Authority, 0.64%, 2/07/17 (e)	19,020	19,020,000
Simmons College RB Series 2008 VRDN (TD Bank N.A. LOC), 0.71%, 2/07/17	7,890	7,890,000
South Carolina Jobs-Economic Development Authority RB (Anmed Health Project) Series 2009A VRDN (Wells Fargo Bank N.A. LOC), 0.64%, 2/07/17	25,285	25,285,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (Wells Fargo Bank N.A. LOC), 0.61%, 2/07/17	20,000	20,000,000

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	TempFund

Municipal Bonds	Par (000)	Value
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.60%, 2/01/17	$32,470	$32,470,000
Uinta County RB (Chevron USA Inc. Project) Series 1 VRDN, 0.59%, 2/01/17	8,945	8,945,000
Yonkers IDRB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.72%, 2/07/17	23,375	23,375,000
Total Municipal Bonds — 9.1%		982,215,000

Corporate Bonds
Nordea North America, Inc., 3.13%, 3/20/17 (d)	7,265	7,286,577
Toyota Motor Credit Corp, 1.19%, 3/06/17	75,000	75,068,858
Total Corporate Bonds — 0.8%		82,355,435

Time Deposits	Par (000)	Value
Credit Agricole Corporate & Investment Bank, 0.56%, 2/01/17	$225,000	$225,000,000
ING Bank N.V. (Amsterdam Branch), 0.72%, 2/03/17	175,000	175,000,000
KBC Bank NV (New York Branch), 0.58%, 2/01/17	400,000	400,000,000
Natixis S.A., 0.56%, 2/01/17	214,093	214,093,000
Nordea Bank AB (New York Branch), 0.56%, 2/01/17	150,000	150,000,000
Svenska Handelbanken AB, 0.56%, 2/01/17	250,000	250,000,000
Swedbank AB, New York, 0.56%, 2/01/17	200,000	200,000,000
Total Time Deposits — 14.9%		1,614,093,000

Total Repurchase Agreements — 13.7%		1,485,000,000
Total Investments (Cost — $10,723,360,582*) — 99.2%		10,728,060,843
Other Assets Less Liabilities — 0.8%		81,850,420

Net Assets — 100.0%		$10,809,911,263

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933,as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Citigroup Global Markets, Inc.	1.29%(a)	1/31/17	4/06/17	$100,000	$100,000	$100,232,917	Corporate/debt obligations, 0.98% to 4.47% due from 6/22/37 to 3/20/43	$242,206,470	$107,000,000
Credit Suisse Securities (USA) LLC	0.91%	1/31/17	2/01/17	250,000	250,000	250,006,319	Corporate/debt obligations, U.S. government sponsored agency obligations, 0.00% to 9.75% due from 3/15/17 to 12/25/50	3,627,122,487	300,000,062
	1.01%(b)	1/31/17	2/01/17	75,000	75,000	75,002,104	Corporate/debt obligations, 0.00% to 6.43% due from 11/25/34 to 11/20/46	3,452,604,376	90,000,277

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	3

Schedule of Investments (continued)	TempFund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	1.23%(a)	1/31/17	3/07/17	$12,000	$12,000	$12,014,350	Corporate/debt obligations, U.S. government sponsored agency obligations, 3.98% to 6.43% due from 4/25/35 to 1/26/37	$549,190,666	$14,400,032
	1.24%	1/30/17	4/02/17	40,000	40,000	40,085,422	Corporate/debt obligations, U.S. government sponsored agency obligations, 0.00% to 49.16% due from 12/10/29 to 9/25/47	2,834,580,548	48,002,543

Total Credit Suisse Securities (USA) LLC					$377,000				$452,402,914
HSBC Securities (USA) Inc.	0.78%(b)	1/31/17	2/01/17	71,000	71,000	71,001,538	Corporate/debt obligations, 2.40% to 10.38% due from 3/15/17 to 6/18/50	84,396,000	85,204,455
	0.86%(b)	1/31/17	2/01/17	43,000	43,000	43,001,027	Corporate/debt obligations, 1.40% to 4.38% due from 8/14/17 to 5/11/45	45,570,000	45,151,049
	1.16%(a)	1/31/17	3/03/17	50,000	50,000	50,049,944	Corporate/debt obligations, 1.25% to 5.50% due from 6/13/17 to 8/01/50	52,540,000	52,504,210

Total HSBC Securities (USA) Inc.					$164,000				$182,859,714
JP Morgan Securities LLC	0.78%(b)	1/31/17	2/01/17	193,000	193,000	193,004,182	Corporate/debt obligations, 0.00% to 30.35% due from 2/06/17 to 11/25/50	983,790,963	211,849,910
	1.42%(a)	1/31/17	5/02/17	100,000	100,000	100,358,944	Corporate/debt obligations, 0.80% to 10.50% due from 6/14/17 to 12/10/49	143,744,000	116,123,666

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	TempFund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	1.53%(a)	1/31/17	5/02/17	$100,000	$ 100,000	$100,386,750	Corporate/debt obligations, U.S. government sponsored agency obligations, 0.00% to 7.80% due from 5/15/17 to 2/15/50	$6,940,833,229	$ 116,846,160

Total JP Morgan Securities LLC					$ 393,000				$ 444,819,736
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.26%(a)	1/31/17	3/17/17	68,000	68,000	68,107,100	Corporate/debt obligations, 3.84% due at 6/25/46	102,152,870	85,000,000
Mizuho Securities USA, Inc.	0.86%(b)	1/31/17	2/01/17	100,000	100,000	100,002,389	Corporate/debt obligations, U.S. Treasury obligations, 4.00% to 4.50% due from 1/20/46 to 2/01/47	95,805,748	102,243,866
RBC Capital Markets LLC	0.74%(b)	1/31/17	2/01/17	200,000	200,000	200,004,111	Corporate/debt obligations, 1.12% to 12.24% due from 2/15/17 to 12/31/49	1,068,828,085	208,799,676
	0.74%(b)	1/31/17	2/01/17	3,000	3,000	3,000,062	Corporate/debt obligations, 1.55% to 9.88% due from 2/15/17 to 9/15/33	2,896,343	3,150,000

Total RBC Capital Markets LLC					$ 203,000				$ 211,949,676
Wells Fargo Securities LLC	0.81%(b)	1/31/17	2/01/17	80,000	80,000	80,001,800	Corporate/debt obligations, U.S. government sponsored agency obligations, 1.13% to 5.52% due from 6/20/19 to 1/15/29	85,387,265	85,600,001

Total					$1,485,000				$1,671,875,907

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	5

Schedule of Investments (concluded)	TempFund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$10,728,060,843	$ —	$10,728,060,843

1 See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.42%, 2/09/17	$61,895	$61,889,223
0.52%, 2/16/17	1,110,000	1,109,761,812
0.48%, 3/02/17	67,630	67,603,850
0.48% - 0.49%, 3/09/17	2,087,000	2,085,978,239
0.54%, 3/16/17	260,000	259,832,300
0.56%, 3/23/17	216,000	215,832,000
0.56%, 3/30/17	534,000	533,530,747
0.48% - 0.49%, 4/06/17	1,153,200	1,152,206,502
0.50%, 4/13/17	1,000,000	999,023,750
0.47%, 4/20/17	500,000	499,490,833
0.49% - 0.61%, 4/27/17	520,450	519,707,107
0.52%, 5/04/17	2,000,000	1,997,396,387
0.49% - 0.50%, 5/11/17	845,950	844,800,158
0.55%, 5/25/17	2,040	2,036,478
0.56%, 6/22/17	100,000	99,782,625
0.59%, 7/13/17	600,000	598,407,000
0.61%, 7/20/17	125,000	124,644,983
0.63%, 8/03/17	750,000	747,630,208
0.68%, 10/12/17	15,315	15,241,725

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
4.63%, 2/15/17	$116,710$	$116,895,495
0.50% - 3.00%, 2/28/17	1,730,135	1,730,995,297
0.75%, 3/15/17	766,355	766,600,770
0.50% - 3.25%, 3/31/17	1,228,745	1,230,645,646
0.88% - 8.75%, 5/15/17	547,830	552,888,679
0.63% - 2.75%, 5/31/17	397,690	400,202,013
0.63% - 2.50%, 6/30/17	294,150	294,573,848
0.88%, 7/15/17	234,380	234,746,103
0.50%, 7/31/17	384,045	383,985,165
0.58%, 7/31/17 (b)	600,055	599,996,134
0.88% - 4.75%, 8/15/17	609,275	611,919,552
0.63% - 1.88%, 8/31/17	866,820	869,434,114
1.00%, 9/15/17	989,000	990,136,745
0.67%, 10/31/17 (b)	840,447	840,294,891
0.88% - 4.25%, 11/15/17	461,000	467,793,093
0.88%, 11/30/17	36,585	36,604,456
0.88%, 1/15/18	160,000	159,850,642
0.78% - 2.63%, 1/31/18 (b)	950,890	957,520,162
0.70%, 4/30/18 (b)	2,269,580	2,270,095,404
0.68%, 7/31/18 (b)	869,985	870,069,408
0.68%, 10/31/18 (b)	1,159,385	1,159,337,754
0.65%, 1/31/19 (b)	508,326	508,326,000
Total U.S. Treasury Obligations — 55.4%		27,987,707,298

Total Repurchase Agreements — 48.4%		24,448,555,250
Total Investments (Cost — $52,436,262,548*) — 103.8%		52,436,262,548
Liabilities in Excess of Other Assets — (3.8)%		(1,935,616,590)

Net Assets — 100.0%		$50,500,645,958

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Bank of Montreal	0.50%	1/31/17	2/01/17	$191,070	$191,070	$191,072,654	U.S. Treasury obligations, 1.38% to 2.75% due from 12/31/17 to 8/31/20	$193,459,700	$194,891,457
	0.54%(a)	1/13/17	3/31/17	500,000	500,000	500,577,500	U.S. Treasury obligations, 0.13% to 3.63% due from 7/31/18 to 7/15/26	505,568,000	510,000,087

Total Bank of Montreal					$691,070				$704,891,544

Bank of Nova Scotia	0.54%	1/31/17	2/01/17	230,264	230,264	230,267,454	U.S. Treasury obligations, 0.13% to 6.25% due from 5/31/17 to 11/15/46	201,816,300	234,872,893

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	1

Schedule of Investments (continued)	T-Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Barclays Capital, Inc.	0.54%	1/31/17	2/01/17	$625,000	$625,000	$625,009,375	U.S. Treasury obligations, 0.00% to 3.63% due from 2/15/17 to 11/15/46	$625,801,316	$637,500,031
BNP Paribas Securities Corp.	0.54%	1/31/17	2/01/17	1,845,000	1,845,000	1,845,027,675	U.S. Treasury obligations, 0.00% to 6.13% due from 2/16/17 to 5/15/45	1,855,431,300	1,881,900,004
	0.55%(a)	1/06/17	2/03/17	450,000	450,000	450,192,500	U.S. Treasury obligations, 0.00% to 2.38% due from 11/30/17 to 1/15/27	415,085,377	459,000,000
	0.55%(a)	1/05/17	2/03/17	382,500	382,500	382,669,469	U.S. Treasury obligations, 0.00% to 3.00% due from 2/15/17 to 5/15/46	393,865,882	390,150,000
	0.54%(a)	1/10/17	2/10/17	386,000	386,000	386,179,490	U.S. Treasury obligations, 0.00% to 2.75% due from 2/28/17 to 5/15/23	390,825,140	393,720,000
	0.52%(a)	1/11/17	2/10/17	193,050	193,050	193,133,655	U.S. Treasury obligations, 0.00% to 3.50% due from 3/15/17 to 7/15/24	192,982,838	196,911,000
	0.52%(a)	1/13/17	2/10/17	176,000	176,000	176,071,182	U.S. Treasury obligations, 0.00% to 6.13% due from 9/30/17 to 2/15/46	180,541,675	179,520,000

Total BNP Paribas Securities Corp.					$3,432,550				$3,501,201,004

Citigroup Global Markets, Inc.	0.54%(b)	1/31/17	2/01/17	350,000	350,000	350,005,250	U.S. Treasury obligations, 1.88% to 3.00% due from 1/31/22 to 11/15/44	365,017,305	357,000,066
	0.54%	1/31/17	2/01/17	10,000	10,000	10,000,150	U.S. Treasury obligations, 1.13% due at 1/31/19	10,219,200	10,200,039
	0.54%	1/31/17	2/07/17	70,000	70,000	70,007,350	U.S. Treasury obligations, 1.50% due at 3/31/23	73,969,100	71,400,056

Total Citigroup Global Markets, Inc.					$430,000				$438,600,161

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	T-Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Credit Agricole Corporate and Investment Bank SA	0.54%	1/31/17	2/01/17	$1,300,000	$1,300,000	$1,300,019,500	U.S. Treasury obligations, 0.63% to 2.25% due from 3/31/21 to 1/15/26	$1,311,706,400	$1,326,000,067
	0.54%	1/31/17	2/01/17	895,000	895,000	895,013,425	U.S. Treasury obligations, 1.50% to 5.38% due from 11/15/18 to 2/15/31	859,048,903	912,899,998
	0.53%	1/26/17	2/02/17	194,000	194,000	194,019,993	U.S. Treasury obligations, 0.00% to 0.25% due from 1/15/25 to 8/15/44	213,591,500	197,880,077
	0.62%	1/27/17	4/21/17	250,000	250,000	250,361,667	U.S. Treasury obligations, 1.38% to 1.50% due from 5/31/19 to 8/31/20	254,608,500	255,000,040

Total Credit Agricole Corporate and Investment Bank SA					$2,639,000				$2,691,780,182

Deutsche Bank Securities, Inc.	0.53%	1/31/17	2/01/17	650,000	650,000	650,009,569	U.S. Treasury obligations, 0.00% to 8.75% due from 5/11/17 to 11/15/46	676,987,100	663,000,053
	0.54%	1/31/17	2/01/17	150,000	150,000	150,002,250	U.S. Treasury obligations, 0.75% due at 7/31/18	153,672,400	153,000,083

Total Deutsche Bank Securities, Inc.					$800,000				$816,000,136

Federal Reserve Bank of New York	0.50%	1/31/17	2/01/17	3,700,000	3,700,000	3,700,051,389	U.S. Treasury obligations, 2.00% to 2.75% due from 11/15/21 to 11/15/42	3,811,628,100	3,700,051,442

Goldman Sachs & Co.	0.50%	1/31/17	2/01/17	24,000	24,000	24,000,333	U.S. Treasury obligations, 1.38% due at 7/31/18	24,362,000	24,480,009

HSBC Securities (USA) Inc.	0.52%(c)	1/31/17	2/01/17	751,000	751,000	751,010,848	U.S. Treasury obligations, 0.00% due from 2/15/27 to 5/15/46	1,256,441,168	766,022,581
	0.52%	1/31/17	2/01/17	221,000	221,000	221,003,192	U.S. Treasury obligations, 0.00% due from 5/15/19 to 5/15/46	480,731,800	225,420,322
	0.52%	1/31/17	2/01/17	144,000	144,000	144,002,080	U.S. Treasury obligations, 0.00% due from 8/15/42 to 11/15/44	339,175,000	146,881,413

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	3

Schedule of Investments (continued)	T-Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.51%	1/25/17	2/01/17	$119,000	$119,000	$119,011,801	U.S. Treasury obligations, 0.00% due from 11/15/42 to 11/15/45	$279,156,000	$121,380,515
	0.50%	1/31/17	2/01/17	89,805	89,805	89,806,247	U.S. Treasury obligations, 0.00% due from 3/09/17 to 3/16/17	91,650,000	91,605,053
	0.52%	1/31/17	2/07/17	485,515	485,515	485,564,091	U.S. Treasury obligations, 0.00% due from 2/15/17 to 2/15/46	836,281,600	495,227,794

Total HSBC Securities (USA) Inc.					$1,810,320				$1,846,537,678

JPMorgan Securities LLC	0.54%	1/31/17	2/01/17	1,000,000	1,000,000	1,000,015,000	U.S. Treasury obligations, 0.63% to 6.75% due from 4/30/17 to 8/15/26	953,758,200	1,020,004,812
	0.53%	1/31/17	2/01/17	500,000	500,000	500,007,361	U.S. Treasury obligations, 0.88% to 3.13% due from 4/30/17 to 7/31/22	507,689,800	510,002,713
	0.54%(c)	1/31/17	2/01/17	250,000	250,000	250,003,750	U.S. Treasury obligations, 0.00% to 1.63% due from 5/15/26 to 8/15/45	537,264,500	255,002,349

Total JPMorgan Securities LLC					$1,750,000				$1,785,009,874

Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.54%	1/31/17	2/01/17	545,000	545,000	545,008,175	U.S. Treasury obligations, 0.00% to 1.50% due from 3/31/23 to 11/15/24	541,649,872	555,900,000
	0.54%	1/31/17	2/01/17	500,000	500,000	500,007,500	U.S. Treasury obligations, 0.00% to 4.63% due from 11/30/21 to 11/15/44	562,549,400	510,000,043
	0.54%	1/31/17	2/01/17	10,000	10,000	10,000,150	U.S. Treasury obligations, 1.88% due at 1/31/22	10,232,000	10,200,025

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$1,055,000				$1,076,100,068

Morgan Stanley & Co. LLC	0.50%	1/31/17	2/01/17	214,000	214,000	214,002,972	U.S. Treasury obligations, 1.00% to 7.88% due from 5/15/18 to 11/15/45	218,549,592	218,280,000

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	T-Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
MUFG Securities Americas, Inc.	0.52%	1/31/17	2/01/17	$1,045,000	$1,045,000	$1,045,015,094	U.S. Treasury obligations, 0.00% to 3.88% due from 6/08/17 to 8/15/46	$1,034,998,600	$1,065,900,091
	0.56%(a)	1/31/17	2/07/17	150,000	150,000	150,016,333	U.S. Treasury obligations, 0.00% to 6.63% due from 3/02/17 to 5/15/45	198,662,300	153,000,003

Total MUFG Securities Americas, Inc.					$1,195,000				$1,218,900,094

National Australia Bank Limited	0.53%	1/31/17	2/01/17	593,750	593,750	593,758,741	U.S. Treasury obligations, 1.13% due at 8/31/21	625,000,000	605,625,000
	0.53%	1/31/17	2/01/17	412,190	412,190	412,196,068	U.S. Treasury obligations, 2.50% due at 2/15/46	470,000,000	420,433,800

Total National Australia Bank Limited					$1,005,940				$1,026,058,800

Nomura Securities International Inc.	0.56%	1/31/17	2/01/17	1,700,000	1,700,000	1,700,026,444	U.S. Treasury obligations, 0.00% to 6.25% due from 3/23/17 to 8/15/46	1,717,492,977	1,734,000,084

Prudential Insurance Company of America	0.56%	1/31/17	2/01/17	67,250	67,250	67,251,046	U.S. Treasury obligations, 0.00% due at 5/15/30	100,000,000	68,595,000
	0.56%	1/31/17	2/01/17	62,938	62,938	62,938,479	U.S. Treasury obligations, 8.75% due at 8/15/20	50,000,000	64,196,500
	0.56%	1/31/17	2/01/17	42,375	42,375	42,375,659	U.S. Treasury obligations, 0.00% due at 11/15/43	100,000,000	43,222,000
	0.56%	1/31/17	2/01/17	36,829	36,829	36,829,323	U.S. Treasury obligations, 0.00% due at 11/15/36	69,000,000	37,565,670
	0.56%	1/31/17	2/01/17	33,425	33,425	33,425,520	U.S. Treasury obligations, 0.00% due at 11/15/39	70,000,000	34,093,500
	0.56%	1/31/17	2/01/17	33,075	33,075	33,075,514	U.S. Treasury obligations, 0.00% due at 2/15/40	70,000,000	33,736,500
	0.56%	1/31/17	2/01/17	30,000	30,000	30,000,467	U.S. Treasury obligations, 0.00% due at 8/15/33	50,000,000	30,600,000
	0.56%	1/31/17	2/01/17	27,500	27,500	27,500,428	U.S. Treasury obligations, 0.00% due at 2/15/36	50,000,000	28,050,000
	0.56%	1/31/17	2/01/17	27,135	27,135	27,135,422	U.S. Treasury obligations, 2.25% due at 3/31/21	27,000,000	27,677,700

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	5

Schedule of Investments (continued)	T-Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.56%	1/31/17	2/01/17	$25,800	$25,800	$25,800,401	U.S. Treasury obligations, 0.00% due at 2/15/43	$60,000,000	$26,316,000
	0.56%	1/31/17	2/01/17	25,688	25,688	25,687,900	U.S. Treasury obligations, 0.00% due at 11/15/37	50,000,000	26,201,500
	0.56%	1/31/17	2/01/17	24,782	24,782	24,782,886	U.S. Treasury obligations, 0.00% due at 8/15/36	46,000,000	25,278,380

Total Prudential Insurance Company of America					$436,796				$445,532,750

Royal Bank of Canada	0.52%	1/31/17	2/01/17	31,000	31,000	31,000,448	U.S. Treasury obligations, 1.50% to 3.63% due from 2/28/19 to 8/15/19	30,864,200	31,620,042

Societe Generale SA	0.53%	1/31/17	2/01/17	54,000	54,000	54,000,795	U.S. Treasury obligations, 2.25% to 2.38% due from 1/31/24 to 8/15/24	55,114,500	55,080,057
	0.52%	1/30/17	2/06/17	181,500	181,500	181,518,352	U.S. Treasury obligations, 0.75% to 2.63% due from 2/28/18 to 8/15/24	183,109,700	185,130,000
	0.56%(a)	1/31/17	2/07/17	200,000	200,000	200,021,778	U.S. Treasury obligations, 0.38% to 1.63% due from 1/31/19 to 7/15/23	199,168,600	204,000,002
	0.54%(a)	1/06/17	2/10/17	429,115	429,115	429,340,285	U.S. Treasury obligations, 0.13% to 3.88% due from 12/31/17 to 5/15/45	405,326,800	437,697,360
	0.58%(a)	1/04/17	4/03/17	689,000	689,000	689,987,949	U.S. Treasury obligations, 0.00% to 9.00% due from 6/22/17 to 2/15/46	660,229,419	702,780,000

Total Societe Generale SA					$1,553,615				$1,584,687,419

TD Securities, Inc.	0.53%	1/31/17	2/01/17	250,000	250,000	250,003,681	U.S. Treasury obligations, 0.00% to 5.00% due from 2/15/17 to 11/15/44	251,930,300	255,000,096

Wells Fargo Securities LLC 0.54%(b)		1/31/17	2/01/17	425,000	425,000	425,006,375	U.S. Treasury obligations, 0.00% to 3.88% due from 3/02/17 to 5/15/46	439,258,825	433,500,012

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017

Schedule of Investments (concluded)	T-Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

Wells Fargo Securities, LLC	0.54%	1/31/17	2/01/17	$450,000	$450,000	$450,006,750	U.S. Treasury obligations, 0.00% to 1.13% due from 4/30/17 to 2/15/45	$465,458,700	$459,000,035

Total					$24,448,555				$24,863,604,354

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Traded in a joint account.

(c)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$52,436,262,548	—	$52,436,262,548

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	7

Schedule of Investments January 31, 2017 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.41% - 0.48%, 2/02/17	$578,690	$578,682,818
0.43% - 0.48%, 2/09/17	936,000	935,903,304
0.50% - 0.52%, 2/16/17	1,911,885	1,911,474,582
0.45% - 0.49%, 2/23/17	2,545,000	2,544,256,797
0.47% - 0.66%, 3/02/17	832,094	831,765,864
0.47% - 0.48%, 3/09/17	2,264,500	2,263,414,647
0.53% - 0.54%, 3/16/17	1,600,000	1,598,985,916
0.49% - 0.56%, 3/23/17	972,500	971,810,868
0.56% - 0.66%, 3/30/17	645,555	644,969,117
0.49% - 0.53%, 4/06/17	1,359,000	1,357,744,405
0.50% - 0.51%, 4/13/17	492,000	491,518,443
0.47% - 0.53%, 4/20/17	660,000	659,287,600
0.50% - 0.61%, 4/27/17	1,412,000	1,410,277,899
0.51% - 0.52%, 5/04/17	1,025,000	1,023,690,927
0.49% - 0.50%, 5/11/17	259,482	349,209,697
0.61%, 6/01/17	20,000	19,959,333
0.62%, 6/08/17	200,000	199,566,083
0.60%, 7/20/17	225,000	224,364,666
0.63%, 8/03/17	400,000	398,736,111
0.68%, 10/12/17	19,430	19,337,829

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.88% - 3.00%, 2/28/17	$266,720	$266,877,404
0.75%, 3/15/17	38,000	38,012,134
0.50%, 3/31/17	37,565	37,566,144
0.58%, 4/30/17 (b)	592,677	592,754,872
4.50% - 8.75%, 5/15/17	143,335	145,562,943
0.63%, 5/31/17	26,570	26,563,765
0.63% - 2.50%, 6/30/17	158,855	159,088,330
0.58%, 7/31/17 (b)	233,405	233,369,467
0.63%, 8/31/17	97,890	97,845,285
1.00%, 9/15/17	60,000	60,069,033
0.67%, 10/31/17 (b)	324,140	324,052,785
4.25%, 11/15/17	203,500	208,833,608
0.88%, 11/30/17	16,690	16,698,876
0.78%, 1/31/18 (b)	285,765	285,856,862
0.70%, 4/30/18 (b)	478,295	478,306,532
0.68%, 7/31/18 (b)	573,070	573,088,774
0.68%, 10/31/18 (b)	465,255	465,239,959
0.65%, 1/31/19	215,000	215,000,000
Total U.S. Treasury Obligations — 100.1%		22,659,743,679
Total Investments (Cost — $22,659,743,679*) — 100.1%		22,659,743,679
Liabilities in Excess of Other Assets — (0.1)%		(24,543,207)

Net Assets — 100.0%		$22,635,200,472

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$22,659,743,679	—	$22,659,743,679

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2017	1

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: March 23, 2017